As filed with the SEC on August 1, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No. ____	☐ Post-Effective Amendment No. ____

HENNESSY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945

(Address of Registrant’s Principal Executive Offices)

(800) 966-4354

(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy

Hennessy Advisors, Inc.

7250 Redwood Blvd

Suite 200

Novato, CA 94945

(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen

Peter D. Fetzer

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on September 1, 2012 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PRESIDENT’S LETTER, SUBJECT TO CHANGE, DATED AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

August [•], 2012

Dear Shareholder:

We have called a special meeting of shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund to be held on October [•], 2012 in the offices of the Funds at 1001 19th Street North, Arlington, VA  22209. The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization under which the FBR Large Cap Fund would be reorganized into the Hennessy Cornerstone Large Growth Fund; the FBR Mid Cap Fund would be reorganized into the Hennessy Focus 30 Fund; and the FBR Small Cap Fund would be reorganized into the Hennessy Cornerstone Growth Fund. Under the Agreement and Plan of Reorganization, Hennessy Advisors, Inc. would become the Funds’ investment advisor. The proposed reorganization is not expected to have any adverse federal or state tax consequences to the Funds or their shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the reorganization.

Each of the FBR Funds and the Hennessy Funds have substantially similar investment objectives. While each FBR Fund and its corresponding Hennessy Fund have differing investment strategies, as described below, essentially all of the investments of the applicable FBR Fund are eligible investments for the corresponding Hennessy Fund.

FBR Fund Advisers, the investment adviser to the FBR Funds, and its parent company, FBR & Co., recently completed a strategic review of the management and operations of the FBR Funds and determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as an asset management firm that they believe can successfully manage the investments of the current shareholders of the FBR Funds following the completion of the proposed reorganization of the FBR Funds into the Hennessy Funds. FBR & Co. and FBR Fund Advisers determined that because they believe that Hennessy Advisors is focused on providing high quality investment management services to the Hennessy Funds and also providing high quality customer service to their shareholders, Hennessy Advisors is well suited to acquire FBR Fund Advisers and have the Hennessy Funds acquire the assets of the FBR Funds.

FBR Fund Advisers and FBR & Co. therefore made a recommendation to the Board of Trustees of the FBR Funds to approve the reorganization of the FBR Funds with and into the Hennessy Funds, and, following careful analysis and consideration, a majority of the Board of Trustees of the FBR Funds approved the Agreement and Plan of Reorganization providing for the proposed reorganization transaction after concluding that the implementation of the reorganization is advisable and in the best interests of the FBR Funds’ shareholders. The Board of Trustees of the FBR Funds voted to recommend that you vote “FOR” the Agreement and Plan of Reorganization.

If you are a shareholder of record as of the close of business on August 20, 2012, you are entitled to vote at the special meeting and at any postponements or adjournments thereof. While we welcome you to join us at the special meeting, we expect that most shareholders will cast their votes by proxy. Whether or not you are planning to attend the special meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. Alternatively, you may call the toll free number on your proxy card to vote by telephone or vote over the Internet at www.kingproxy.com/fbr. You should use the enclosed instructions to vote by telephone or over the Internet.

Please note that you will receive a proxy card for each FBR Fund you are invested in.

Thank you for taking the time to consider this important reorganization proposal and for your continuing investment in the FBR Funds. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-800-991-5861.

Sincerely,

David H. Ellison, President
The FBR Funds

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

________________________________

The enclosed proxy statement/prospectus is dated August [•], 2012 and is first being mailed to shareholders on or about August [•], 2012.

2

PRELIMINARY NOTICE, SUBJECT TO CHANGE, DATED AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD october [•], 2012

A special meeting of shareholders of all classes of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), will be held on [•], October [•], 2012, at 11:00 a.m. local time, at 1001 19th Street North, Arlington, VA  22209. At the special meeting, you and the other shareholders of each FBR Fund will be asked to consider and vote upon:

1.	a proposal to approve an Agreement and Plan of Reorganization (referred to as the Plan) pursuant to which:

•	all of the assets of the FBR Large Cap Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the FBR Large Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Large Growth Fund’s assumption of the FBR Large Cap Fund’s liabilities;

•	all of the assets of the FBR Mid Cap Fund will be transferred to the Hennessy Focus 30 Fund, in exchange for Institutional Class shares of the Hennessy Focus 30 Fund, which will be distributed pro rata by the FBR Mid Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Focus 30 Fund’s assumption of the FBR Mid Cap Fund’s liabilities; and

•	all of the assets of the FBR Small Cap Fund will be transferred to the Hennessy Cornerstone Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Growth Fund, which will be distributed pro rata by the FBR Small Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Growth Fund’s assumption of the FBR Small Cap Fund’s liabilities; and

2.	if necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan.

As necessary or desirable, shareholders will consider and act upon any other business that may properly come before the special meeting or any postponements or adjournments thereof. Information respecting the proposed merger of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund and the FBR Core Bond Fund into certain Hennessy Funds is contained in a separate letter, notice and proxy statement/prospectus.

Only shareholders of record at the close of business on August 20, 2012, the record date for the special meeting, shall be entitled to notice of, and to vote at, the special meeting or any postponements or adjournments thereof. This proxy is being solicited on behalf of The FBR Funds, a Delaware statutory trust.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number 1-800-991-5861, or (3) via the Internet at www.kingproxy.com/fbr. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of The FBR Funds at the trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed above.

THE FBR FUNDS

David H. Ellison, President
The FBR Funds

August [•], 2012

2

PRELIMINARY Q&A, SUBJECT TO CHANGE, DATED AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: August [•], 2012

Question 1: What is this document and why did we send it to you?

Answer: This document includes a notice of special meeting of shareholders, a combined proxy statement/prospectus, and a form of proxy. The Board of Trustees of The FBR Funds, a Delaware statutory trust, on behalf of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), has approved an Agreement and Plan of Reorganization (referred to as the Plan) among Hennessy Funds Trust, Hennessy Mutual Funds, Inc. and The FBR Funds pursuant to which (referred to collectively as the Reorganization):

•	all of the assets of the FBR Large Cap Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the FBR Large Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Large Growth Fund’s assumption of the FBR Large Cap Fund’s liabilities;

•	all of the assets of the FBR Mid Cap Fund will be transferred to the Hennessy Focus 30 Fund, in exchange for Institutional Class shares of the Hennessy Focus 30 Fund, which will be distributed pro rata by the FBR Mid Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Focus 30 Fund’s assumption of the FBR Mid Cap Fund’s liabilities; and

•	all of the assets of the FBR Small Cap Fund will be transferred to the Hennessy Cornerstone Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Growth Fund, which will be distributed pro rata by the FBR Small Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Growth Fund’s assumption of the FBR Small Cap Fund’s liabilities.

Each of the Hennessy Funds referenced above is referred to herein as a Hennessy Fund and, collectively, as the Hennessy Funds. Shareholder approval is needed to proceed with the Reorganization and a special meeting of shareholders of all classes of each of the FBR Funds will be held on October [•], 2012 to consider whether to approve the Plan and implement the Reorganization. The Board of Trustees of The FBR Funds is sending this document to you for your use in deciding whether to approve the Plan at the special meeting.

Question 2: What is the reason for the Reorganization?

Answer: FBR Fund Advisers, the investment adviser to the FBR Funds, and its parent company, FBR & Co., recently completed a strategic review of the management and operations of the FBR Funds and determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as an asset management firm that they believe can successfully manage the investments of the current shareholders of the FBR Funds following the completion of the proposed reorganization of the FBR Funds into the Hennessy Funds. FBR & Co. and FBR Fund Advisers determined that because they believe that Hennessy Advisors is focused on providing high quality investment management services to the Hennessy Funds and also providing high quality customer service to their shareholders, Hennessy Advisors is well suited to acquire FBR Fund Advisers and have the Hennessy Funds acquire the assets of the FBR Funds.

FBR Fund Advisers and FBR & Co. therefore made a recommendation to the Board of Trustees of the FBR Funds to approve the reorganization of the FBR Funds with and into the Hennessy Funds, and, following careful analysis and consideration, a majority of the Board of Trustees of the FBR Funds approved the Agreement and Plan of Reorganization providing for the proposed reorganization transaction after concluding that the implementation of the reorganization is advisable and in the best interests of the FBR Funds’ shareholders. The Board of Trustees of the FBR Funds voted to recommend that you vote “FOR” the Agreement and Plan of Reorganization.

Question 3: How will the FBR Funds and their shareholders be affected by the Reorganization?

Answer: As a result of the Reorganization, the Funds will become part of the Hennessy Funds with Hennessy Advisors, Inc. as the investment advisor. The advisory fee for each Fund will be reduced from the annual rate of 0.90% of each Fund’s average daily net assets to the annual rate of 0.74%. The annual expense ratio (after fee waivers and expense reimbursements) of the FBR Large Cap Fund immediately after the closing of the transaction will be approximately 0.27% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Investor Class shares of the Fund for the fiscal year ended October 31, 2011 and 0.02% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Institutional Class shares of the Fund for the fiscal year ended October 31, 2011. The annual expense ratio (after fee waivers and expense reimbursements) of the FBR Mid Cap Fund immediately after the closing of the transaction will be approximately 0.37% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Investor Class shares of the Fund for the fiscal year ended October 31, 2011 and 0.12% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Institutional Class shares of the Fund for the fiscal year ended October 31, 2011. The annual expense ratio (after fee waivers and expense reimbursements) of the FBR Small Cap Fund immediately after the closing of the transaction will be approximately 0.47% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Investor Class shares of the Fund for the fiscal year ended October 31, 2011 and 0.22% lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Institutional Class shares of the Fund for the fiscal year ended October 31, 2011.

The Funds will be supervised by the Hennessy Funds Board of Trustees/Directors and will be serviced by the Hennessy Funds service providers. The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Funds or their shareholders.

2

Question 4: How will the Reorganization work?

Answer: Pursuant to the Plan:

•	The FBR Large Cap Fund will transfer all of its assets and liabilities to the Hennessy Cornerstone Large Growth Fund in return for Institutional shares of the Hennessy Cornerstone Large Growth Fund, with the FBR Large Cap Fund distributing the Institutional shares of the Hennessy Cornerstone Large Growth Fund pro rata to its Investor Class and Institutional Class shareholders. Shareholders of the FBR Large Cap Fund will thus effectively be converted into shareholders of the Hennessy Cornerstone Large Growth Fund, and will hold shares of the Hennessy Cornerstone Large Growth Fund with the same net asset value as the shares of the FBR Large Cap Fund that they held prior to the Reorganization.

•	The FBR Mid Cap Fund will transfer all of its assets and liabilities to the Hennessy Focus 30 Fund in return for Institutional shares of the Hennessy Focus 30 Fund, with the FBR Mid Cap Fund distributing the Institutional shares of the Hennessy Focus 30 Fund pro rata to its Investor Class and Institutional Class shareholders. Shareholders of the FBR Mid Cap Fund will thus effectively be converted into shareholders of the Hennessy Focus 30 Fund, and will hold shares of the Hennessy Focus 30 Fund with the same net asset value as the shares of the FBR Mid Cap Fund that they held prior to the Reorganization.

•	The FBR Small Cap Fund will transfer all of its assets and liabilities to the Hennessy Cornerstone Growth Fund in return for Institutional shares of the Hennessy Cornerstone Growth Fund, with the FBR Small Cap Fund distributing the Institutional shares of the Hennessy Cornerstone Growth Fund pro rata to its Investor Class and Institutional Class shareholders. Shareholders of the FBR Small Cap Fund will thus effectively be converted into shareholders of the Hennessy Cornerstone Growth Fund, and will hold shares of the Hennessy Cornerstone Growth Fund with the same net asset value as the shares of the FBR Small Cap Fund that they held prior to the Reorganization.

If the Plan is carried out as proposed, we do not expect the transaction will have any adverse federal or state tax consequences to the FBR Funds or their shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the Reorganization.

Question 5: What will happen if the Reorganization is not approved?

Answer: If the shareholders of one of the FBR Funds do not approve the Reorganization, then the applicable FBR Fund will continue to operate and the Board of Trustees of The FBR Funds may take any further action it deems to be in the best interest of each FBR Fund and its shareholders, including terminating the applicable FBR Fund.

Question 6: Why do I need to vote?

Answer: Your vote is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If numerous shareholders just like you fail to vote, the FBR Funds may not receive enough votes to go forward with the special meeting. Your immediate response (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

3

Question 7: How does the Board recommend that I vote?

Answer: After careful consideration, the Board of Trustees of The FBR Funds voted to recommend that you vote FOR the Plan. If necessary, we may ask our shareholders to vote on the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Reorganization. The Board of Trustees of The FBR Funds recommends that you vote FOR adjournment.

Question 8: Who is paying for expenses related to the Reorganization?

Answer: FBR Fund Advisers, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. The total costs of the Reorganization are estimated to be approximately $[•].

Question 9: How do I vote?

Answer: Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number 1-800-991-5861, or (3) via the Internet at www.kingproxy.com/fbr. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of The FBR Funds at the Trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed above. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-800-991-5861.

Question 10: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-800-991-5861 during normal business hours between 8:00 a.m. and 5:00 p.m. Eastern time.

4

PRELIMINARY PROXY STATEMENT, SUBJECT TO CHANGE, DATED AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

HENNESSY FUNDS

7250 Redwood Boulevard, Suite 200

Novato, California 94945

(800) 966-4354

www.hennessyfunds.com

______________________________________________________________

PROXY STATEMENT AND PROSPECTUS DATED AUGUST [•], 2012

______________________________________________________________

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by The FBR Funds, a Delaware statutory trust, on behalf of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), for use at a special meeting of shareholders of all classes of the FBR Funds to be held at 1001 19th Street North, Arlington, VA  22209, on October [•], 2012, at 11:00 a.m. local time. At the special meeting, shareholders of the FBR Funds will meet for the following purposes:

•	A proposal to approve the reorganization of your FBR Fund into a corresponding Hennessy Fund (referred to as the Reorganization), pursuant to the Agreement and Plan of Reorganization (referred to as the Plan). A copy of the Plan is attached hereto as Exhibit A. Pursuant to the Plan (each of the Hennessy Funds referenced below is referred to herein as a Hennessy Fund and, collectively, the Hennessy Funds):

•	all of the assets of the FBR Large Cap Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the FBR Large Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Large Growth Fund’s assumption of the FBR Large Cap Fund’s liabilities;

•	all of the assets of the FBR Mid Cap Fund will be transferred to the Hennessy Focus 30 Fund, in exchange for Institutional Class shares of the Hennessy Focus 30 Fund, which will be distributed pro rata by the FBR Mid Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Focus 30 Fund’s assumption of the FBR Mid Cap Fund’s liabilities; and

•	all of the assets of the FBR Small Cap Fund will be transferred to the Hennessy Cornerstone Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Growth Fund, which will be distributed pro rata by the FBR Small Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Growth Fund’s assumption of the FBR Small Cap Fund’s liabilities.

•	If necessary, to approve adjourning the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan; and

•	To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.

Information respecting the proposed merger of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund and the FBR Core Bond Fund into certain Hennessy Funds is contained in a separate letter, notice and proxy statement/prospectus.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the FBR Fund at 1001 19th Street North, Arlington, VA  22209, Attention: Secretary, or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed voting instructions.

Each FBR Fund is a series of The FBR Funds, an open-end management investment company registered with the Securities and Exchange Commission (referred to as the SEC) under the Investment Company Act of 1940, as amended. The Hennessy Cornerstone Large Growth Fund is a series of Hennessy Funds Trust, an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended. The Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund are each a series of Hennessy Mutual Funds, Inc., an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended.

The following documents have been filed with the SEC and are incorporated by reference into this proxy statement/prospectus, which means that they are legally considered to be a part of this proxy statement/prospectus:

•	Prospectus of the FBR Funds, dated February 29, 2012, as supplemented to date.

•	Annual Report to Shareholders for the FBR Funds for the fiscal year ended October 31, 2011, containing audited financial statements.

•	Semi-Annual Report to Shareholders for the FBR Funds for the six months ended April 30, 2012.

•	Annual Report to Shareholders for the Hennessy Funds for the fiscal year ended October 31, 2011, containing audited financial statements.

•	Semi-Annual Report to Shareholders for the Hennessy Funds for the six months ended April 30, 2012.

Copies of the Funds’ documents are available upon request and without charge by writing to The FBR Funds at 1001 19th Street North, Arlington, VA  22209 or by calling 1-888-888-0025. Copies of the documents for the Hennessy Cornerstone Large Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945 or by calling 1-800-966-4354.

2

The Annual Report to Shareholders for the FBR Funds for the fiscal year ended October 31, 2011, containing audited financial statements, and the Semi-Annual Report to Shareholders for the FBR Funds for the six months ended April 30, 2012 have been previously mailed to shareholders of the FBR Funds. Copies are available by writing or calling the FBR Funds at the address or telephone number listed above.

Copies of the Annual Report to Shareholders for the Hennessy Funds for the fiscal year ended October 31, 2011, containing audited financial statements, and the Semi-Annual Report to Shareholders for the Hennessy Funds are available by writing or calling the Hennessy Funds at the address or telephone number listed above.

This proxy statement/prospectus sets forth concisely the information about the Hennessy Cornerstone Large Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund that you should know before considering the Plan and resulting Reorganization and it should be retained for future reference. Additional information contained in a statement of additional information relating to this proxy statement/prospectus (referred to as the SAI), as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above for the FBR Funds or by writing to the FBR Funds at the address set forth above. The SAI, dated August [•], 2012, is incorporated by reference into this proxy statement/prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

3

PROXY STATEMENT/ PROSPECTUS TABLE OF CONTENTS

i

B.	Next Meeting of Shareholders	38
C.	Legal Matters	38
D.	Experts	38

EXHIBIT A		A-1

EXHIBIT B		B-1

EXHIBIT C		C-1

ii

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this proxy statement/prospectus, including documents incorporated by reference, as well as in the Plan. This proxy statement/prospectus is qualified by reference to the more complete information contained herein as well as in the Prospectus of the FBR Funds, dated February 29, 2012, as supplemented to date, which includes information about the FBR Funds, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire proxy statement/prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The proposed Reorganization was presented to the Board of Trustees of the FBR Funds for consideration at a series of meetings held on May 9, 2012, May 29, 2012, May 30, 2012 and June 15, 2012. At these meetings, representatives of FBR & Co., FBR Fund Advisers and Hennessy Advisors and the Hennessy Funds provided, and the Board reviewed, detailed information about the proposed Reorganization in response to the Board’s request for information regarding Hennessy Advisors, the Hennessy Funds and the Reorganization. For the reasons discussed below, the Board of Trustees (with the Chairman of the Board dissenting), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the Reorganization is in the best interests of the FBR Funds and their shareholders and voted to approve the Reorganization and to present it to shareholders for approval.

At the meeting held on May 9, 2012, FBR Fund Advisers and FBR & Co. informed the Board that they had recently completed a strategic review of the management and operations of the FBR Funds and had determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, which included a review of various potential acquisition candidates, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as the proposed acquirer of FBR Fund Advisers and recommended the reorganization of the FBR Funds into the Hennessy Funds.

The Board then held a subsequent meeting at which they met with representatives of Hennessy Advisors and reviewed additional information regarding Hennessy Advisors and the Hennessy Funds that had been requested by the Board. The Board also met again two other times to further consider information regarding the proposed Reorganization. The Independent Trustees also met several times to discuss the proposed Reorganization without the participation of representatives of FBR Fund Advisers or FBR & Co. After reviewing and considering a number of factors relating to Hennessy Advisors and the Hennessy Funds, a majority of the FBR Funds Trustees have determined that the reorganization of the FBR Funds into the corresponding Hennessy Funds is in the best interests of the shareholders of each of the FBR Funds.

1

The action of the Board of Trustees of the FBR Funds to recommend the proposed Reorganization included consideration of a number of factors in connection with this decision. Among the factors considered by the Board were: (1) the nature, extent and quality of the services proposed to be provided by Hennessy Advisors; (2) the terms of the proposed Reorganization, including the anticipated tax-free nature of the transaction for the FBR Funds and their shareholders; (3) various alternatives to the Reorganization including the potential for restructuring with different funds; (4) the financial arrangements relating to Hennessy Advisors’ acquisition of FBR Fund Advisers, including the financing arrangements and financial condition of Hennessy Advisors; (5) Hennessy Advisors’ prior experience with mutual fund acquisitions; (6) the operating expense ratios of the FBR Funds and the willingness of Hennessy Advisors to maintain current expense caps in place for at least the two-year period following the closing of the Reorganization; (7) the plans of Hennessy Advisors to maintain certain employees of FBR Fund Advisers as employees of Hennessy Advisors for at least the one-year period following the closing of the Reorganization; (8) the plans of Hennessy Advisors to continue to retain the compliance services firm that provides compliance services to the FBR Funds as a compliance consultant for at least the one-year period following the closing of the Reorganization; (9) the compliance report on Hennessy Advisors and the Hennessy Funds provided to the Board by the Funds’ Chief Compliance Officer; (10) the plans of the Hennessy Funds to retain each of the Independent Trustees of the FBR Funds to serve on an Advisory Board (as such term is defined in the Investment Company Act of 1940, as amended) of the Hennessy Funds for a two-year period following the closing of the Reorganization; (11) that FBR Fund Advisers and Hennessy Advisors are bearing all of the costs of the Reorganization, including proxy solicitation costs, and that the Funds will not incur any of the costs of carrying out and completing the Reorganization; (12) that the interests of shareholders of the FBR Funds will not be diluted as a result of the Reorganization; and (13) the nature, extent and quality of the non-advisory services to be provided by various service providers to the Hennessy Funds following the closing of the Reorganization, including the fund administration, fund accounting, shareholder servicing, distribution, transfer agency and custody services, which will not change as a result of the Reorganization as the FBR Funds and the Hennessy Funds use the same service providers for these services.

The Board of Trustees were also advised that FBR Fund Advisers intends to rely on Section 15(f) of the Investment Company Act of 1940, as amended, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as such term is defined in the Investment Company Act of 1940), to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after the closing of the Reorganization, at least 75% of the trustees of the acquiring funds must be persons who are not “interested persons” of the predecessor or successor adviser. FBR Fund Advisers and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this 75% requirement with respect to the Trustees of the Hennessy Funds for the three-year period following the closing of the Reorganization. The second condition of Section 15(f) is that, for a period of two years following an acquisition of an investment adviser to mutual funds, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisition or any express or implied terms, conditions or understandings related to it. An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from each fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds). In this regard, the Trustees were informed that FBR Fund Advisers and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganization.

The Board of Trustees of The FBR Funds has approved the Plan and resulting Reorganization, and recommends that you vote “FOR” the Plan and Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about October [•], 2012, or such other date as is agreed to by the parties, provided that the Hennessy Funds have obtained prior to that time an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the FBR Funds, at any time prior to the closing, (i) by The FBR Funds if any conditions precedent to the obligations of the FBR Funds have not been fulfilled or waived; (ii) by the Hennessy Funds Trust and Hennessy Mutual Funds, Inc. if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the parties.

2

FBR Fund Advisers, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. In addition to solicitations by mail, the officers and agents of the FBR Funds also may solicit proxies, without special compensation, by telephone or via the Internet. If an FBR Fund’s shareholders do not approve the Plan and resulting Reorganization, that FBR Fund will continue to operate and the Board of Trustees of The FBR Funds may take any further action as it deems to be in the best interests of such FBR Fund and its shareholders, subject to approval by the shareholders of the FBR Fund if required by applicable law.

3

C.	The Proposed Plan and Resulting Reorganization

If an FBR Fund’s shareholders approve the Plan and the Reorganization takes place, then:

•	the applicable Hennessy Fund will acquire substantially all of the assets and assume the liabilities of the FBR Fund;

•	the applicable Hennessy Fund will issue Institutional Class shares to the FBR Fund, which the FBR Fund will distribute pro rata to its Investor Class and Institutional Class shareholders;

•	shareholders of the FBR Fund will become shareholders of the applicable Hennessy Fund; and

•	shares of the applicable Hennessy Fund received by shareholders of the FBR Fund will have the same aggregate net asset value as the shares of the FBR Fund held immediately prior to the Reorganization.

No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (referred to as the Code). Therefore, shareholders should not recognize any gain or loss on the FBR Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the FBR Funds and the Hennessy Funds

1.	Investment Objectives and Principal Investment Policies

FBR Large Cap Fund

The investment objective of the FBR Large Cap Fund is capital appreciation. Under normal market conditions, the FBR Large Cap Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-cap companies. The Fund’s policy of investing at least 80% of its net assets in large-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers large-cap companies to have market capitalizations of $3 billion or more, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in securities of companies with smaller market capitalizations.

When evaluating securities to purchase, FBR Fund Advisers makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, FBR Fund Advisers assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

4

Hennessy Cornerstone Large Growth Fund

The investment objective of the Hennessy Cornerstone Large Growth Fund is long-term growth of capital. The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1.           Market capitalization that exceeds the average of the Capital IQ Platform (formerly known as the Standard & Poor’s Compustat® Database) (the “Database”).

2.	Price-to-cash flow ratio less than the median of the Database.

This value criterion helps to uncover relative bargains among large companies.

3.	Positive total capital.

4.	Highest one-year return on total capital.

Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

FBR Mid Cap Fund

The investment objective of the FBR Mid Cap Fund is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, FBR Fund Advisers makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, FBR Fund Advisers assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund’s investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

5

Hennessy Focus 30 Fund

The Hennessy Focus 30 Fund seeks long-term growth of capital. The Fund invests in mid-cap growth-oriented stocks by utilizing a highly disciplined, purely quantitative formula known as the Focus 30 Formula® (the “Formula”). The Formula selects companies which have between $1 billion and $10 billion in market value, and excludes American Depositary Receipts, or “ADRs”. The Focus 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1.	Price-to-sales ratio below 1.5.
This value criterion helps to uncover relative bargains. The Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2.	Annual earnings that are higher than the previous year.

While sales may be the best indicator of a company’s value, the Formula considers improved earnings to be a key indicator of a company’s financial strength.

3.	Positive total capital.

Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 30 stocks as dictated by the Focus 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

FBR Small Cap Fund

The investment objective of the FBR Small Cap Fund is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, FBR Fund Advisers makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, FBR Fund Advisers assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

6

The Fund’s investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

Hennessy Cornerstone Growth Fund

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital. The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The Growth Strategy has historically selected small cap companies, but may also select mid and large cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1.	Price-to-sales ratio below 1.5.

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2.	Annual earnings that are higher than the previous year.

While sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3.	Positive stock price appreciation, or relative strength, over the past three and six-month periods. Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Cornerstone Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.

Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting

2.	Investment Advisory Services

FBR Fund Advisers, Inc., located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the FBR Funds.  FBR Fund Advisers directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees of The FBR Funds.  FBR Fund Advisers continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.  FBR Fund Advisers was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser.  As of June 30, 2012, FBR Fund Advisers managed approximately $2.0 billion of net assets on behalf of the funds it advises.  FBR Fund Advisers is a subsidiary of FBR & Co.

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945 (referred to as the Manager), serves as the investment advisor to the Hennessy Funds. For its services, each of the Hennessy Cornerstone Large Growth Fund, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Growth Fund pays the Manager a monthly management fee of 0.74% of its average daily net assets. The Manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of each Fund. These contractual expense limitation arrangements will continue indefinitely unless the Funds’ Boards of Directors or Trustees terminates them.

7

3.	Distribution Services

FBR Investment Services, Inc., located at 1001 19th Street North, Arlington, VA  22209, currently acts as the distributor for the FBR Funds.

Quasar Distributors, LLC (referred to as Quasar), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as distributor for the Hennessy Funds. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Hennessy Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (referred to as FINRA).

4.	Purchase and Redemption Procedures

The FBR Funds and the Hennessy Funds have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the FBR Funds and the Hennessy Funds are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the respective fund’s transfer agent. The Institutional Class shares of the Hennessy Funds for which Investor Class shares and Institutional Class shares of the Funds will be exchanged, have no load, 12b-1 fee or redemption fee.

The Hennessy Funds have entered into a Shareholder Servicing Agreement with the Manager pursuant to which the Manager provides administrative support services to the Hennessy Funds. For such services, the Hennessy Funds pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. The Hennessy Funds’ transfer agent assesses a fee of $15.00 for each redemption made by wire.

The minimum amounts required to invest in or add to an account with the Funds and the Hennessy Funds (Institutional shares), are indicated below:

	Investment Minimums
	FBR Funds	Hennessy Funds

Regular (New Investor)	$2,000	$250,000
Additional Investment (Current Fund Shareholders)	None	$100
Retirement (Roth and Regular)	$1,000	$250

Both the FBR Funds and the Hennessy Funds also offer a systematic investment plan or automatic investment plan, whereby an existing shareholder may authorize the FBR Funds and the Hennessy Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest. Both the FBR Funds and the Hennessy Funds may waive the investment minimums from time to time.

8

5.	Exchange Procedures

Shareholders of the FBR Funds may exchange shares of the FBR Funds between FBR Funds any day that the FBR Funds and the New York Stock Exchange are open for business.

Shareholders of the Hennessy Funds may exchange shares of such Hennessy Fund for shares of any of the other Hennessy Fund any day that the Hennessy Funds and the New York Stock Exchange are open for business. Shareholders of the Hennessy Funds may also exchange shares of the Hennessy Funds for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with the Hennessy Funds or the Manager. Exchanges are done at no cost.

E.	Federal Tax Consequences of the Proposed Reorganization

The FBR Funds will have received on the closing date an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss will be recognized by the FBR Funds upon the transfer of assets solely in exchange for shares of the Hennessy Funds and its assumption of liabilities, if any, or by shareholders of the FBR Funds upon their receipt of shares of the respective Hennessy Fund. The tax basis for the shares of the Hennessy Fund received by shareholders will be the same as their tax basis for the shares of the FBR Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the Hennessy Fund to be received in connection with the Reorganization will include the period during which the shares of the FBR Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

By investing in equity securities, the Hennessy Funds, like the FBR Funds, may expose shareholders to certain market risks that could cause shareholders to lose money. These risks include:

FBR Funds		Hennessy Funds

•	Market Risk	•	Market Risk

•	Equity Investment	•	Formula Investing Risk

•	Temporary Defensive Position	•	Small and Medium Sized Companies Risk

•	Mid-Cap and Small Cap Investment	•	Foreign Securities Risk

•	Foreign Investment

•	Non-Diversification

Risks of Each FBR Fund

Market Risks:  Loss of money is a risk of investing in an FBR Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

9

 Equity Investments:  Because an FBR Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

 Temporary Defensive Positions:  Each FBR Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

 Mid-Cap and Small-Cap Investments:  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

 Foreign Investments:  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  Each FBR Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

 Non-Diversification:  Each FBR Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified

Risks of Each Hennessy Fund

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

10

 Formula Investing Risk: Each Hennessy Fund will adhere to its Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

 Small and Medium Sized Companies Risk: Each Hennessy Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

 Foreign Securities Risk (Hennessy Cornerstone Large Growth Fund and Hennessy Cornerstone Growth Fund): Each Hennessy Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

For all of the Funds, you will pay indirectly various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the FBR Funds and the Hennessy Funds. The Reorganizations themselves will not cause a shareholder to directly pay any additional fees.

11

FBR Large Cap Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.64%	0.46%
Total Annual Fund Operating Expenses	1.79%	1.36%
Fee Waiver (1)	-0.54%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.00%

Hennessy Cornerstone Large Growth Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Institutional Class Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Institutional Class Pro Forma
Management Fees	0.74%	0.74%
Distribution (12b-1) Fees	None	None
Other Expenses	0.40%	0.36	%(2)
Total Annual Fund Operating Expenses	1.14%	1.10%
Fee Waiver (3)	-0.16%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	0.98%

(1) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor and Institutional Class shares, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(2) “Other Expenses” reflect the pro forma impact of the Reorganization.

(3) The Hennessy Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Hennessy Fund’s Board of Trustees terminates it.

12

FBR Mid Cap Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.04%	0.66%
Acquired Fund Fees and Expenses (AFFE) (1)	0.01%	0.01%
Total Annual Fund Operating Expenses	2.20%	1.57%
Fee Waiver (2)	-0.84%	-0.46%
Total Annual Fund Operating Expenses After Fee Waiver	1.36%	1.11%

Hennessy Focus 30 Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Institutional Class Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Institutional Class Pro Forma
Management Fees	0.74%	0.74%
Distribution (12b-1) Fees	None	None
Other Expenses	0.40%	0.37	%(3)
Total Annual Fund Operating Expenses	1.14%	1.11%
Fee Waiver (4)	-0.16%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	0.98%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested).

(2) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% and 1.10% of the average daily net assets of the Fund’s Investor and Institutional Class shares, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(3) “Other Expenses” reflect the pro forma impact of the Reorganization.

(4) The Hennessy Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Hennessy Fund’s Board of Trustees terminates it.

13

FBR Small Cap Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.52%
Total Annual Fund Operating Expenses	1.74%	1.42%
Fee Waiver (1)	-0.29%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	1.20%

Hennessy Cornerstone Growth Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Institutional Class Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Institutional Class Pro Forma
Management Fees	0.74%	0.74%
Distribution (12b-1) Fees	None	None
Other Expenses	0.35%	0.39	%(2)
Total Annual Fund Operating Expenses	1.09%	1.13%
Fee Waiver (3)	-0.11%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	0.98%

(1) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% and 1.20% of the average daily net assets of the Fund’s Investor and Institutional Class shares, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(2) “Other Expenses” reflect the pro forma impact of the Reorganization.

(3) The Hennessy Fund’s investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Hennessy Fund’s Board of Trustees terminates it.

14

B.	Example

The example set forth below is intended to help you compare the cost of investing in the FBR Funds and the Hennessy Funds with other mutual funds.

The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FBR Large Cap Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$127	$397	$809	$1,963
Institutional Class	$102	$318	$636	$1,535

Hennessy Cornerstone Large Growth Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$100	$347	$614	$1.376

Institutional Class Pro Forma	$100	$339	$596	$1,333

FBR Mid Cap Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$138	$431	$934	$2,322
Institutional Class	$113	$353	$717	$1,743

Hennessy Focus 30 Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$100	$348	$615	$1,377

Institutional Class Pro Forma	$100	$342	$602	$1,346

15

FBR Small Cap Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$148	$459	$858	$1,975
Institutional Class	$122	$381	$710	$1,642

Hennessy Cornerstone Growth Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$100	$337	$592	$1,322

Institutional Class Pro Forma	$100	$345	$609	$1,365

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this proxy statement/prospectus as Exhibit A, and in the documents incorporated by reference into this proxy statement/prospectus.

On June 6, 2012, FBR Fund Advisers and the Manager entered into an Asset Purchase Agreement (referred to as the Agreement) pursuant to which the Manager agreed to purchase certain assets of FBR Fund Advisers relating to the FBR Funds and the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund and the FBR Core Bond Fund. The Reorganization is a condition to the purchase contemplated by the Agreement. Material terms of the Agreement include:

Purchased Assets. On the closing date, FBR Fund Advisers will deliver to the Manager:

•	all files, books, records and data files (in whatever form or forms including hard copy, microfilm, microfiche, CD ROM or other electronic media, including the software necessary to access the same) owned by FBR Fund Advisers relating to investment accounts and investment history of the FBR Funds (except to the extent that FBR Fund Advisers is required by applicable law to retain such materials or copies thereof in which event FBR Fund Advisers will, at its own expense, provide to the Manager such materials or copies thereof, whichever is available); and

•	all records required to be maintained and retained under the Investment Company Act of 1940, as amended, or the Investment Advisers Act of 1940, as amended, in connection with FBR Fund Advisers’ provision of investment advisory services to the FBR Funds (except to the extent that FBR Fund Advisers is required by applicable law to retain such materials or copies thereof in which event FBR Fund Advisers will provide to the Manager such materials or copies thereof, whichever is available and complies with applicable law).

Purchase Price. The Agreement includes customary representations, warranties and covenants of the Manager and FBR Fund Advisers, and provides for an initial payment upon closing, and a subsequent payment upon the first anniversary of closing. In each case, the payment amount is based on assets under management for the applicable funds and is currently anticipated to be approximately $28.75 million (a substantial portion of which will be debt financed) in total based on assets of $1.9 billion as of March 31, 2012, with the actual amount of the payments to vary based on the actual assets under management at the applicable measurement date.

16

A.	Summary of the Proposed Reorganization

Pursuant to the Plan, the Hennessy Funds will acquire all of the assets, and assume the liabilities of the applicable FBR Fund solely in exchange for that number of full and fractional shares of the applicable Hennessy Fund having an aggregate net asset value equal to the aggregate net asset value of the FBR Fund as of the close of business on the business day immediately preceding the closing date of the proposed Reorganization (referred to as the Valuation Date). Immediately thereafter, the applicable FBR Fund will distribute such Hennessy Fund shares to its shareholders by establishing accounts on the Hennessy Fund’s share records in the names of those shareholders representing the respective pro rata number of Hennessy Fund shares deliverable to them, in complete liquidation of the applicable FBR Fund.

Until the closing date of the proposed Reorganization, shareholders of the FBR Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the FBR Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the Hennessy Funds received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the FBR Funds will be canceled on the books of the FBR Funds and the transfer books of the FBR Funds will be permanently closed. Certificates evidencing the Hennessy Fund shares will not be issued to the FBR Funds’ shareholders.

Generally, the assets transferred by the FBR Funds to the Hennessy Funds will include all investments of the FBR Funds held in its portfolio as of the Valuation Date and all other assets of the FBR Funds as of such time. No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the proposed Reorganization.

Since the shares of the Hennessy Funds will be issued at net asset value in exchange for the net assets of the FBR Funds having a value equal to the aggregate net asset value of the shares of the FBR Funds as of the Valuation Date, the net asset value per share of the Hennessy Funds should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the net asset value of the FBR Funds or the Hennessy Funds immediately following consummation of the Reorganization. However, a shareholder of the FBR Funds may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the shareholders of the FBR Funds approve the Reorganization at the special meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about October [•], 2012, or such other date as is agreed to by the parties. If the FBR Funds’ shareholders do not approve the Reorganization, the FBR Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the FBR Funds and its shareholders, subject to approval by the FBR Funds’ shareholders if required by applicable law.

B.	Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

17

Valuation. The assets of the FBR Funds will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

The net asset value of each share of the Hennessy Funds will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information.

Issuance and Distribution of Hennessy Fund Shares. On the Closing Date (as defined in the Plan), the Hennessy Funds will deliver to the FBR Funds a number of full and fractional shares of the Hennessy Funds, the number of which will be determined by dividing (i) the value of the FBR Funds’ assets, net of the FBR Funds’ liabilities, computed pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information as of the Valuation Date, by (ii) the net asset value of one share of the Hennessy Funds computed using the market valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information as of the Valuation Date. The FBR Funds will then distribute the shares of the Hennessy Funds received pro rata to its shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in the FBR Funds. The Hennessy Funds shares received by the FBR Funds’ shareholder will have the same aggregate net asset value as such shareholder’s interest in the FBR Funds as of the Valuation Date.

Expenses. FBR Fund Advisers and Hennessy Advisors will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting.

Required Approvals. Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” of the FBR Funds, as such phrase is defined in the Investment Company Act of 1940, as amended. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities. Approval of the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan, requires a majority of the votes properly cast upon the question of adjournment, whether or not a quorum is present.

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the FBR Funds and the Hennessy Funds pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the FBR Funds’ shareholders, the receipt of a legal opinion as to tax matters and the confirmation by the FBR Funds and the Hennessy Funds of the continuing accuracy of their respective representations and warranties contained in the Plan.

Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the FBR Funds, at any time prior to the closing, (i) by the FBR Funds if any conditions precedent to the obligations of the FBR Funds have not been fulfilled or waived; (ii) by Hennessy Funds if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the FBR Funds and the Hennessy Funds.

18

Indemnification. The Hennessy Funds have agreed to indemnify the FBR Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by the Hennessy Funds.

The FBR Funds have agreed to indemnify the Hennessy Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by the FBR Funds.

C.	Description of the Hennessy Fund Shares

Each Hennessy Fund share issued to Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Hennessy Fund shares will be sold and redeemed based upon the net asset value of the Hennessy Fund next determined after receipt of the purchase or redemption request.

D.	Reasons for the Reorganization Considered by the Board

The Board of Trustees of the FBR Funds, including a majority of the independent trustees, has determined that the interests of the FBR Funds’ shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the FBR Funds’ shareholders.

The reasons that the Reorganization is proposed by FBR Fund Advisers are described above under “Synopsis – Reasons for the Reorganization/Board Deliberations.”

If the Plan is not approved by an FBR Fund’s shareholders, then the FBR Fund will continue to operate and the Board may take any further action it deems to be in the best interest of the FBR Fund and their shareholders, subject to approval by the FBR Fund’s shareholders if required by applicable law.

E.	Federal Income Tax Consequences

As a condition of the Reorganization, the FBR Funds and the Hennessy Funds will have received an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, to the effect that for federal income tax purposes: (i) the transfer by each FBR Fund of the FBR Fund assets in exchange for the shares of the applicable Hennessy Fund and the assumption by such Hennessy Fund of the liabilities (other than the excluded liabilities, if any) should be treated as a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and such Hennessy Fund and the FBR Fund should each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss should be recognized by a Hennessy Fund upon the receipt of the FBR Fund assets solely in exchange for the shares of said Hennessy Fund and the assumption by such Hennessy Fund of the liabilities (other than the excluded liabilities, if any); (iii) no gain or loss should be recognized by an FBR Fund upon the transfer of its FBR Fund assets to the applicable Hennessy Fund in exchange for said Hennessy Fund’s shares and the assumption by said Hennessy Fund of the liabilities (other than the excluded liabilities, if any) or upon the distribution (whether actual or constructive) of such Hennessy Fund’s shares to the FBR Fund’s shareholders in complete liquidation of the FBR Fund; (iv) no gain or loss should be recognized by the FBR Fund’s shareholders upon the receipt of the applicable Hennessy Fund’s shares distributed in complete liquidation of the FBR Fund; (v) the aggregate tax basis of the Hennessy Fund’s shares received by an applicable FBR Fund’s shareholders pursuant to the Reorganization should be the same as the aggregate tax basis of the FBR Fund’s shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Hennessy Fund’s shares to be received by such FBR Fund’s shareholders should include the period during which the FBR Fund’s shares exchanged therefor were held by such shareholder (provided the FBR Fund’s shares were held by such shareholder as capital assets on the date of the Reorganization); (vi) the tax basis of the FBR Funds’ assets acquired by the Hennessy Funds should be same as the tax basis of such assets to the FBR Funds immediately prior to the Reorganization, and the holding period of the assets of the FBR Funds, in the hands of the Hennessy Funds should include the period during which those assets were held by the FBR Funds; and (vii) the Hennessy Funds should succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the FBR Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

19

Although the FBR Funds and the Hennessy Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, the Hennessy Funds and the FBR Funds have not sought, and will not seek, a private letter ruling form the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

The FBR Funds have capital loss carryforward positions, which may be used to offset capital gains generated by these FBR Funds. After the Reorganization, these losses will be available to the corresponding Hennessy Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited. As a result of this limitation, it is possible that a Hennessy Fund may not be able to use these losses as rapidly as the corresponding FBR Fund might have, and part of these losses may not be useable at all. The ability of a Hennessy Fund to utilize the corresponding FBR Fund’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

F.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the FBR Funds versus the rights of shareholders of the Hennessy Funds.

Governing Law. The FBR Funds are organized as separate series of The FBR Funds trust. The Hennessy Funds are organized as separate series of Hennessy Funds Trust and Hennessy Mutual Funds, Inc. Both The FBR Funds Trust and Hennessy Funds Trust are organized as statutory trusts under Delaware law, and each of the FBR Funds and the Hennessy Cornerstone Large Growth Fund are authorized to issue an unlimited number of shares of beneficial interest, no par value. The operations of each of the FBR Funds and the Hennessy Cornerstone Large Growth Fund are governed by its respective trust instrument, by-laws, and applicable Delaware law.

The Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund are each organized as a separate series of Hennessy Mutual Funds, Inc., a Maryland corporation.   These Funds are authorized to issue 25 billion shares of common stock.  The par value of these Funds’ shares is $0.0001 per share.  They are governed by their Articles of Incorporation, By-Laws, and applicable Maryland law.

20

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations. Both the FBR Funds and the Hennessy Cornerstone Large Growth Fund are required to indemnify their respective trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

Under Maryland Corporate Law, shareholders of a corporation are not personally liable for the acts or obligations of the corporation.  According to the Articles of Incorporation and By-Laws, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund are required to indemnify their directors and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors, except under certain limited circumstances relating to the culpability of such officers or directors.

Board of Trustees. Each of the FBR Funds and the Hennessy Cornerstone Large Growth Fund, being series of a Delaware statutory trust, has a Board of Trustees. The composition of the Board of Trustees of the FBR Funds is different from that of Hennessy Funds Trust, both in terms of membership and size. The Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund are series of a Maryland corporation and have a Board of Directors. The composition of the Board of Trustees of Hennessy Funds Trust and the Board of Directors of Hennessy Mutual Funds, Inc. is the same.

For more information, refer to the February 29, 2012 Statement of Additional Information for the Funds and the February 28, 2012 Statement of Additional Information for the Hennessy Funds.

G.	Capitalization

The capitalization of the FBR Funds and the Hennessy Funds as of April 30, 2012 and the Hennessy Funds’ pro forma combined capitalization after giving effect to the proposed Reorganization are as follows:

	FBR Large Cap Fund	Hennessy Cornerstone Large Growth Fund	Pro Forma Combined

FBR Investor Class
Aggregate Net Assets	$11,331,795	$0	$0
Shares Outstanding	915,484	0	0
Net Asset Value Per Share	$12.38	$0	$0
Hennessy Original Class
Aggregate Net Assets	$0	$79,811,597	$79,811,597
Shares Outstanding	0	7,308,607	7,308,607
Net Asset Value Per Share	$0	$10.92	$10.92
Institutional Class
FBR and Hennessy
Aggregate Net Assets	$27,523,114	$159,407	$39,014,316
Shares Outstanding	2,582,577	14,506	3,550,294
Net Asset Value Per Share	$10.66	$10.99	$10.99

21

	FBR Mid Cap Fund	Hennessy Focus 30 Fund	Pro Forma Combined

FBR Investor Class
Aggregate Net Assets	$7,263,640	$0	$0
Shares Outstanding	550,894	0	0
Net Asset Value Per Share	$13.19	$0	$0
Hennessy Original Class
Aggregate Net Assets	$0	$122,158,593	$122,158,593
Shares Outstanding	0	8,935,908	8,935,908
Net Asset Value Per Share	$0	$13.67	$13.67
Institutional Class
FBR and Hennessy
Aggregate Net Assets	$11,687,972	$23,468,318	$42,419,930
Shares Outstanding	1,023,786	1,690,018	3,054,776
Net Asset Value Per Share	$11.42	$13.89	$13.89

	FBR Small Cap Fund	Hennessy Cornerstone Growth Fund	Pro Forma Combined

FBR Investor Class
Aggregate Net Assets	$31,639,194	$0	$0
Shares Outstanding	2,226,088	0	0
Net Asset Value Per Share	$14.21	$0	$0
Hennessy Original Class
Aggregate Net Assets	$0	$209,189,908	$209,189,908
Shares Outstanding	0	17,696,475	17,696,475
Net Asset Value Per Share	$0	$11.82	$11.82
Institutional Class
FBR and Hennessy
Aggregate Net Assets	$6,876,935	$2,695,042	$41,211,171
Shares Outstanding	535,889	224,799	3,437,509
Net Asset Value Per Share	$12.83	$11.99	$11.99

V.	INFORMATION ABOUT THE FBR FUNDS AND THE HENNESSY FUNDS

A.	Investment Objective and Investment Strategies

FBR Funds

See the discussion under “Comparison of the FBR Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies.” For a discussion of the FBR Funds’ investment objective, investment strategies and risks, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

See the discussion under “Comparison of the FBR Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies.” In order to provide a degree of flexibility, each Hennessy Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee.

22

B.	Fees and Expenses

FBR Funds

See the discussion under “Comparison Fee Tables and Examples.” See also the discussion of the FBR Funds’ fees and expenses in the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

See the discussion under “Comparison Fee Tables and Examples.”

C.	Performance and Portfolio Turnover

FBR Funds

For a discussion of the FBR Funds’ performance during the fiscal year ended October 31, 2011 and of the portfolio turnover of the FBR Funds, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

For a discussion of the Hennessy Funds’ Institutional Class performance during the fiscal year ended October 31, 2011 and of the portfolio turnover of the Hennessy Funds, see Exhibit B.

D.	Investment Adviser and Portfolio Managers

FBR Funds

For a discussion of the FBR Funds’ investment adviser and portfolio managers, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945 serves as the investment advisor to the Hennessy Funds. The Manager has been providing investment advisory services since 1989. The Manager furnishes each Hennessy Fund with office space and certain administrative services and provides most of the personnel needed by the Hennessy Funds.

Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of each Hennessy Fund and for developing and executing the Hennessy Funds’ investment programs. Mr. Hennessy serves as Chief Investment Officer to the Hennessy Funds , and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Peery is Vice President, Co-Portfolio Manager of the Hennessy Funds and has been employed by the Manager since 2002.

E.	Net Asset Value

FBR Funds

For a discussion of how the offering price of the FBR Funds’ shares is determined, see the Prospectus of the FBR Funds, dated February 29, 2012.

23

Hennessy Funds

The price a shareholder will pay to buy Hennessy Fund shares or the amount a shareholder will receive when selling Hennessy Fund shares is called the net asset value (referred to as the NAV). This is calculated by dividing a Hennessy Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Hennessy Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (referred to as the NYSE), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Hennessy Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Hennessy Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Hennessy Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Hennessy Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees of Hennessy Funds Trust. The fair value of a security is the amount which a Hennessy Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Hennessy Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Hennessy Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (referred to as the Transfer Agent) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Hennessy Funds’ corporate address, instead of to its Transfer Agent, the Hennessy Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

F.	Shares

FBR Funds

For a discussion of the FBR Funds’ shares, including how the shares may be purchased and redeemed, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

Share Classes and Account Minimum Investments.

The minimum initial investment in Investor Class shares of a Hennessy Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for each Hennessy Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Hennessy Fund. Each Hennessy Fund may waive the minimum investment requirements from time to time. Investors purchasing Investor Class shares of a Hennessy Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Hennessy Fund, absorbs the increased costs of small purchases.

24

The Hennessy Select Focus Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund offer Institutional Class shares. Institutional Class shares are available only to shareholders who invest directly in a Hennessy Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Hennessy Fund or the Manager. There is a higher minimum initial investment requirement for Institutional Class shares, as described below.

If a shareholder qualifies as a purchaser of Institutional Class shares, but the shareholder's account is invested in Investor Class shares, the shareholder may convert the shareholder's Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

The minimum initial investment in Institutional Class shares of a Hennessy Fund is $250,000. There is a $100 subsequent investment requirement for a Hennessy Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Hennessy Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy. Frequent purchases and redemptions of shares of a Hennessy Fund by a shareholder may harm other shareholders of the Hennessy Fund by interfering with efficient management of the Hennessy Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees of Hennessy Funds Trust discourages frequent purchases and redemptions of shares of a Hennessy Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Hennessy Fund believes might engage in frequent purchases and redemptions of shares of the Hennessy Fund.

Each Hennessy Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Hennessy Fund. In considering a shareholder’s trading activity, a Hennessy Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Hennessy Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Hennessy Funds have taken steps to discourage frequent purchases and redemptions of Hennessy Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges. Each Hennessy Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. Telephone privileges are available on all accounts unless declined.

25

How to Purchase Shares. Shares of the Hennessy Funds have not been registered for sale outside of the United States. The Hennessy Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Hennessy Funds only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

Shareholders may purchase shares of the Hennessy Funds by check or wire. The Hennessy Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Hennessy Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Hennessy Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Hennessy Funds will not issue certificates evidencing shares purchased. Instead, the Hennessy Funds will send investors a written confirmation for all purchases of shares. The Hennessy Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information as part of the Hennessy Funds’ Anti-Money Laundering Compliance Program. The Hennessy Funds might request additional information about an investor (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify the investor's identity. As requested on the Application, an investor should supply the investor's full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. An investor should contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if the investor needs additional assistance when completing the Application.

If the Hennessy Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Check. For an initial investment, investors simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

26

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Hennessy Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

How to Purchase Shares by Wire. A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If a shareholder is making an initial investment in a Hennessy Fund, the shareholder should contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit a completed application via mail, overnight delivery or fax. Upon receipt of the application, the account will be established and a service representative will contact the shareholder within 24 hours to provide an account number and wiring instructions. If a shareholder is making a subsequent purchase, prior to wiring funds, the shareholder should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Hennessy Funds and U.S. Bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Hennessy Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that the shareholder’s bank include complete information about the shareholder’s account in all wire instructions. A shareholder’s bank may charge a fee for sending a wire to a Hennessy Fund.

To ensure prompt and accurate credit upon receipt of a shareholder’s wire, the shareholder’s bank should transmit immediately available funds by wire in the shareholder’s name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

Purchasing Shares through Broker-Dealers. Shareholders may buy, sell and exchange shares of a Hennessy Fund through certain brokers (and their agents) that have made arrangements with the Hennessy Fund to sell its shares. When a shareholder places an order with a broker or its authorized agent, the order is treated as if the shareholder had placed it directly with the Transfer Agent, and the shareholder will pay or receive the next price calculated by the Hennessy Fund. The broker (or its agent) holds a shareholder’s shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains the shareholder’s individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge a shareholder a fee for handling the shareholder’s order. The broker (or its agent) is responsible for processing a shareholder’s order correctly and promptly, keeping the shareholder advised regarding the status of the shareholder’s individual account, confirming the shareholder’s transactions and ensuring that the shareholder receives copies of the applicable Hennessy Fund’s prospectus.

27

If a shareholder decides to purchase shares through a broker, the shareholder should carefully review the program materials provided to the shareholder by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described herein. As noted above, if a shareholder purchases the Hennessy Funds through a broker-dealer or other financial intermediary (such as a bank), the Hennessy Funds and their related companies may pay the intermediary for the sale of Hennessy Fund shares and related services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and the shareholder's salesperson to recommend the Hennessy Fund over another investment. Shareholders should ask their salesperson or visit their financial intermediary’s website for more information.

To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

Purchases by Telephone. Shareholders may purchase additional shares of a Hennessy Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless shareholders have elected to decline telephone privileges, telephone orders will be accepted via electronic funds transfer from a shareholder’s bank account through the Automated Clearing House (ACH) network. Shareholders must have banking information established on their account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If a shareholder’s order is received prior to the close of trading on the NYSE, the shareholder’s shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, each Hennessy Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan. Each Hennessy Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Hennessy Fund account on a systematic schedule (for example, monthly, bimonthly, quarterly or annually) that the shareholder selects. After a shareholder’s initial investment in a Hennessy Fund, a shareholder may authorize the Hennessy Fund to withdraw amounts of $100 or more.

If a shareholder wishes to enroll in the Automatic Investment Plan, the shareholder must complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. A shareholder may call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to the shareholder's initial transaction. The Transfer Agent will charge shareholders a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. Each Hennessy Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans. Shareholders may invest in the Hennessy Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

The Hennessy Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Hennessy Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in Hennessy Funds’ Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

28

How To Sell Shares. Shareholders may sell (redeem) Hennessy Fund shares on any day the Hennessy Funds and the NYSE are open for business either directly through the Hennessy Funds or through the shareholder’s investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

How to Sell by Mail. Shareholders may redeem their shares by sending a written request to the Transfer Agent. After a shareholder’s request is received in “good order,” a Hennessy Fund will redeem the shareholder’s shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Hennessy Fund account; (ii) the account number; (iii) the number and share Class of Hennessy Fund shares or the dollar value and share Class of Hennessy Fund shares to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, a shareholder should specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that the shareholder has designated on its Account Application. If a shareholder is redeeming from an IRA or other retirement or qualified plan, the shareholder should indicate on the written request whether or not to withhold federal income tax (generally 10%). Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see “Signature Guarantee” below.

How to Sell by Telephone. Unless a shareholder has declined telephone privileges on the shareholder’s account, the shareholder may redeem all or some of the shareholder’s shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When a shareholder establishes telephone privileges, the shareholder is authorizing the Hennessy Funds and the Transfer Agent to act upon the telephone instructions of the person or persons the shareholder has designated in the shareholder’s Account Application. If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be transferred to the bank account the shareholder has designated on the shareholder’s Account Application.

Before acting on instructions received by telephone, the Hennessy Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Hennessy Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Hennessy Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Hennessy Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Hennessy Fund, continuation of the privilege would be detrimental to the Hennessy Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

29

A shareholder may request telephone redemption privileges after the shareholder's account is opened by writing to the Transfer Agent at one of the addresses set forth above. The shareholder's written request for telephone privileges must include the Hennessy Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Shareholders should contact the Transfer Agent at 1-800-261-6950 before sending their instructions.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Shareholders should allow sufficient time to place their telephone transaction. Shareholders may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, shareholders may make their redemption request in writing.

Signature Guarantees. To protect a Hennessy Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

•	IRA transfer; and

•	Account ownership is being changed.

In addition to the situations described above, a Hennessy Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A notarized signature is not an acceptable substitute for a signature guarantee.

The Hennessy Fund may waive the signature guarantee for employees and affiliates of the Manager, the distributor, the administrator and family members of the foregoing.

Receipt of Redemption Proceeds. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of a shareholder’s written request in proper form. If a shareholders does not purchase shares by wire, a Hennessy Fund may delay payment of the shareholder’s redemption proceeds for up to 15 days from date of purchase or until the shareholder’s check has cleared, whichever occurs first. In addition, a Hennessy Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

30

If a shareholder redeems by phone, payment will usually be made on the next business day. A shareholder may have a check sent to the shareholder at the shareholder’s address of record, proceeds may be wired to the shareholder’s predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. Shareholders will be charged a wire transfer fee of $15. This fee will be deducted from a shareholder’s redemption proceeds for a complete redemption, or deducted from the shareholder’s remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder’s bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

A Hennessy Fund has the right to pay redemption proceeds to a shareholder in whole or in part by a distribution of securities from the Hennessy Fund’s portfolio. It is not expected that a Hennessy Fund would do so except in unusual circumstances. If a Hennessy Fund pays redemption proceeds by a distribution of securities, a shareholder could incur brokerage or other charges in converting the securities to cash.

Involuntary Redemption of Account. A Hennessy Fund may redeem the Investor Class shares in a shareholder's account if the value of the shareholder's account is less than $2,500 for three months or longer as a result of redemptions the shareholder has made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. Shareholders will be notified that the value of their account is less than $2,500 before a Hennessy Fund makes an involuntary redemption. Shareholders will then have 60 days in which to make an additional investment to bring the value of their account to at least $2,500 before the Hennessy Fund takes any action.

With regard to Institutional Class shares, if the Institutional Class share account balance of a shareholder falls below $250,000 for any reason, the shareholder will be given 60 days to make additional investments so that the shareholder's account balance is $250,000 or more. If the shareholder does not, a Hennessy Fund may convert the shareholder's Institutional Class shares into Investor Class shares, at which time the shareholder's account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund who become Institutional Class shareholders of the corresponding Hennessy Fund into which their FBR Fund is reorganized.

Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

How to Exchange Shares. A shareholder may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Hennessy Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Shareholders should keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class or Original Class shares and $250,000 for Institutional Class shares when determining the number of shares they want to exchange.

31

A shareholder may also exchange shares of a Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Hennessy Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Hennessy Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess expenses. Each Hennessy Fund reserves the right to reject any exchange order. Each Hennessy Fund may modify or terminate the exchange privilege upon written notice to shareholders. Each Hennessy Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Hennessy Fund, continuation of the privilege would be detrimental to the Hennessy Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Shareholders may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

Exchanging Shares by Mail. Shareholders may exchange Hennessy Fund shares simply by sending a written request to the Transfer Agent. Shareholders should give the name of their Hennessy Fund account, account number, the number of Hennessy Fund shares or the dollar value of Hennessy Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If a shareholder has an existing account with the other fund, the shareholder should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

Exchanging Shares by Telephone. Unless a shareholder has declined telephone privileges on the Account Application, the shareholder may also exchange Hennessy Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If a shareholder is exchanging shares by telephone, the shareholder will be subject to certain identification procedures, which are described above. If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program. As another convenience, shareholders may redeem their Investor Class shares of each Hennessy Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If a shareholder elects this method of redemption, a Hennessy Fund will send the shareholder a check, or the shareholder may have the proceeds sent directly to the shareholder’s designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. Shareholders may choose to receive monthly, quarterly or annual payments. A shareholder’s Hennessy Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Hennessy Fund. A shareholder may also elect to terminate the shareholder’s participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to a shareholder’s account, the account ultimately may be depleted.

32

Householding. To help keep each Hennessy Fund’s costs as low as possible, the Hennessy Funds generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. Shareholders may, of course, request an individual copy of a prospectus or financial report at any time. If a shareholder would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and the Hennessy Funds will begin individual delivery within 30 days of the shareholder's request. If the shareholder's account is held through a financial institution or other intermediary, the shareholder should contact them directly to request individual delivery.

Electronic Delivery. The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, shareholders should visit www.hennessyfunds.com. Shareholders may change their delivery preference at any time by visiting the Hennessy Funds' website or contacting the Hennessy Funds at 1-800-261-6950.

G.	Taxes, Dividends and Distributions

FBR Funds

For a discussion of the FBR Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the FBR Funds’ shares, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

The Funds will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

Shareholders have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Hennessy Fund shares.

•	Split Cash Reinvest Options – A shareholder’s dividends will be paid in cash and the shareholder’s capital gains distributions will be reinvested in additional Hennessy Fund shares –OR – A shareholder’s dividends will be reinvested in additional Hennessy Fund shares and the shareholder’s capital gains distributions will be paid in cash.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

If a shareholder elects to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Hennessy Fund reserves the right to reinvest the distribution check in the shareholder’s account, at the current NAV of the Hennessy Fund, and to reinvest all subsequent distributions. A shareholder may make this election on the Account Application. Shareholders may change their election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

33

Each Hennessy Fund’s distributions, whether received in cash or additional shares of the Hennessy Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Hennessy Fund holds the assets generating the capital gains).

If a shareholder exchanges or sells the shareholder’s Hennessy Fund shares, it is considered a taxable event for the shareholder. Depending on the purchase price and the sale price of the shares the shareholder exchanges or sells, the shareholder may have a gain or a loss on the transaction. A shareholder is responsible for any tax liabilities generated by the shareholder’s transactions.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Hennessy Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Hennessy Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A shareholder may choose a method other than the Hennessy Fund's standing method at the time of the shareholder's purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Hennessy Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This tax summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Hennessy Funds. Shareholders should consult their own tax advisors to determine the tax consequences of owning Hennessy Fund shares.

H.	Financial Highlights

FBR Funds

For financial information about the FBR Funds, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

The financial highlights for the Institutional Class shares of the Hennessy Funds for the past five fiscal years ended October 31, 2011 and the financial highlights for the six months ended April 30, 2012 are attached hereto as Exhibit C. The accounting survivor of the Reorganization will be the Hennessy Funds.

I.	Distribution Arrangements

FBR Funds

For a discussion of the FBR Funds’ distribution arrangements, see the Prospectus of the FBR Funds, dated February 29, 2012.

34

Hennessy Funds

Quasar Distributors, LLC (referred to as Quasar), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as distributor for the Hennessy Funds. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Hennessy Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (referred to as FINRA).

VI.	VOTING INFORMATION

All shares of the FBR Funds are entitled to vote on the proposals. All classes of an FBR Fund will vote together. Thirty-three and one-third percent of the FBR Funds’ outstanding shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitutes a quorum at such meeting. Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” of the FBR Funds, as such phrase is defined in the Investment Company Act of 1940, as amended. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

All shares represented by each properly signed proxy received before the meeting will be voted at the special meeting. Proxies may be voted by mail, by telephone at 1-800-991-5861 or via the Internet at www.kingproxy.com/fbr. If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the special meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Plan to implement the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST”.

Shareholders are also being asked to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan. Any business that might have been transacted at the special meeting may be transacted at any such adjourned session(s) at which a quorum is present. Approval of the proposal to adjourn the special meeting requires a majority of the votes properly cast upon the question of adjournment, whether or not a quorum is present. The special shareholder meeting may be held as adjourned without further notice unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty days from the date set for the original meeting, in which case the Board of Trustees of the FBR Funds must set a new record date. Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the FBR Funds’ by-laws.

With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal. Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

35

A.	Method and Cost of Solicitation

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the FBR Funds for use at the special meeting. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. FBR Fund Advisers and Hennessy Advisors will pay all of the expenses related to the special meeting, including costs associated with the solicitation of proxies such as copying, printing and mailing proxy materials.

FBR Fund Advisers and the Manager have retained, at their expense, D.F. King & Co., Inc. to assist in the solicitation of proxies. The cost of solicitation is currently estimated to be approximately $[•] in the aggregate.

B.	Right of Revocation

Any shareholder giving a proxy may revoke it before it is exercised at the special meeting, either by providing written notice to the FBR Funds, by submission of a later-dated, duly executed proxy or by voting in person at the special meeting. If not so revoked, the votes will be cast at the special meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the special meeting does not, by itself, revoke a proxy.

C.	Voting Securities and Principal Holders

Shareholders of the FBR Funds at the close of business on August 20, 2012 (referred to as the Record Date) will be entitled to be present and vote at the special meeting. Each outstanding share is entitled to one vote. As of the Record Date, with regard to Investor Class shares there were

•	[•] Investor Class shares of the FBR Large Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Investor Class shares of the FBR Mid Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]; and

•	[•] Investor Class shares of the FBR Small Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•].

As of the Record Date, with regard to Institutional Class shares there were

•	[•] Institutional Class shares of the FBR Large Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Institutional Class shares of the FBR Mid Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]; and

•	[•] Institutional Class shares of the FBR Small Cap Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•].

36

As of the Record Date, the FBR Funds’ shareholders of record and/or beneficial owners (to the FBR Funds’ knowledge) who owned five percent or more of the FBR Funds’ total outstanding shares is set forth below:

[Table]

The Officers and Trustees of the FBR Funds, as a group, owned of record and beneficially [•] percent of the outstanding voting securities of the FBR Large Cap Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Mid Cap Fund as of the Record Date; and [•] percent of the outstanding voting securities of the FBR Small Cap Fund as of the Record Date.

VII.	ADDITIONAL INFORMATION

Documents that relate to the FBR Funds are available, without charge, by writing to the Secretary of The FBR Funds at the Trust’s address at 1001 19th Street North, Arlington, VA  22209, or by calling 1-888-888-0025.

Documents that relate to the Hennessy Funds are available, without charge, by writing to Hennessy Funds at 7250 Redwood Blvd., Suite 200, Novato, California 94945, or by calling 1-800-966-4353.

The FBR Funds and the Hennessy Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy materials, and other information relating to the FBR Funds and the Hennessy Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the FBR Funds and the Hennessy Funds, can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

It is expected that this proxy statement will be mailed to shareholders on or about August [•], 2012.

VIII.	MISCELLANEOUS INFORMATION

A.	Other Business

The Board of Trustees of the FBR Funds knows of no other business to be brought before the special meeting. If any other matters come before the special meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

37

B.	Next Meeting of Shareholders

The FBR Funds are not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act of 1940, as amended. By observing this policy, the FBR Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the FBR Funds will be held at such time as the Board of Trustees of the FBR Funds may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the FBR Funds at their office at a reasonable time before the meeting, as determined by the Board, to be included in the FBR Funds’ proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	Legal Matters

The validity of the issuance of the Hennessy Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

D.	Experts

The financial statements of the FBR Funds are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the FBR Funds’ Annual Report to Shareholders and have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

38

The financial statements of the Hennessy Funds are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the Hennessy Funds’ Annual Report to Shareholders and have been audited by KPMG LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of The FBR Funds,

August [•], 2012

39

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ____ day of _______, 2012, by and among Hennessy Funds Trust, a Delaware statutory trust, on behalf of the Hennessy Cornerstone Large Growth Fund, Hennessy Mutual Funds, Inc., a Maryland corporation, on behalf of the Hennessy Cornerstone Growth Fund and the Hennessy Focus 30 Fund, and The FBR Funds, a Delaware statutory trust (the “FBR Trust”), on behalf of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund (each a “Reorganizing Fund”, and, collectively, the “Reorganizing Funds”). Hennessy Funds Trust and Hennessy Mutual Funds, Inc. are collectively referred to herein as the “Hennessy Companies”, and the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Growth Fund and the Hennessy Focus 30 Fund are referred to herein as each a “Surviving Fund” and, collectively, as the “Surviving Funds”. Shareholders of the Reorganizing Funds are referred to herein as “Investors”. This Agreement shall be treated as if each Reorganization (as defined herein) between a Reorganizing Fund and its corresponding Surviving Fund contemplated hereby had been the subject of a separate agreement.

In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Reorganizing Fund be transferred to the corresponding Surviving Fund, and that the Surviving Fund assume all liabilities, expenses, costs, charges and reserves of the corresponding Reorganizing Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively the “Liabilities”), in exchange for full and fractional Institutional Class shares of the corresponding Surviving Fund (“Shares”), and that these Shares be distributed immediately after the Closing (as defined in the preamble to Section 1) by each Reorganizing Fund to its Investors in liquidation of such Reorganizing Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	Plan of REORGANIZATION

Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Reorganizing Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the “Reorganizing Fund Assets”) to the applicable Surviving Fund and such Surviving Fund shall assume the Reorganizing Fund’s Liabilities. Such Surviving Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the applicable Reorganizing Fund the Surviving Fund’s Shares, the number of which shall be determined by dividing (a) the value of said Reorganizing Fund Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, each of the Reorganizing Funds shall distribute the appropriate number of full and fractional Shares of the applicable Surviving Fund to the Investors of both classes of such Reorganizing Fund in liquidation of the Reorganizing Fund, as provided in paragraph 1.4 hereof. The Agreement and transactions contemplated hereunder for each Reorganizing Fund and its corresponding Surviving Fund are hereinafter referred to as the “Reorganization”.

A-1

1.1           (a) With respect to each Reorganizing Fund, the Reorganizing Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by such Reorganizing Fund, and any prepaid expenses shown as an asset on such Reorganizing Fund’s books on the Closing Date.

(b)          Not less than 10 calendar days before the Closing Date, each of the Reorganizing Funds will provide the applicable Surviving Fund with a schedule of its assets and its known liabilities, and such Surviving Fund will provide the Reorganizing Fund with a copy of the current investment objective and policies applicable to the Surviving Fund. Each of the Reorganizing Funds reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the applicable Reorganizing Fund’s assets before the Closing Date, but will not, without the prior approval of the applicable Surviving Fund, acquire any additional securities. Not less than 5 calendar days before the Closing Date, each of the Surviving Funds will advise the applicable Reorganizing Fund of any investments of such Reorganizing Fund shown on such schedule which the Surviving Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise. If a Reorganizing Fund holds any investments that the applicable Surviving Fund would not hold on the Closing Date under its stated investment objective or policies or otherwise, the Reorganizing Fund, if requested by the Surviving Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of a Reorganizing Fund and the applicable Surviving Fund, when aggregated, would contain investments exceeding certain percentage limitations to which such Surviving Fund is or will be subject with respect to such investments, the Reorganizing Fund, if requested by the Surviving Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.2         Each of the Reorganizing Funds will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Surviving Fund will assume all of the Liabilities of the corresponding Reorganizing Fund. If prior to the Closing Date either party identifies a Liability that the parties mutually agree should not be assumed by a Surviving Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”). A Surviving Fund shall not assume any Liability for any obligation of a Reorganizing Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Fund.

A-2

1.3           Immediately following the Closing, the FBR Large Cap Fund will distribute the Institutional Class Shares of the Hennessy Cornerstone Large Growth Fund received by the FBR Large Cap Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the FBR Large Cap Fund; the FBR Mid Cap Fund will distribute the Institutional Class Shares of the Hennessy Focus 30 Fund received by the FBR Mid Cap Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the FBR Mid Cap Fund; and the FBR Small Cap Fund will distribute the Institutional Class Shares of the Hennessy Cornerstone Growth Fund received by the FBR Small Cap Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the FBR Small Cap Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of the Hennessy Companies, to transfer each Surviving Fund’s Shares then credited to the applicable Reorganizing Fund’s account on the books of such Surviving Fund to open accounts on the books of the Surviving Fund established and maintained by the Surviving Fund’s transfer agent in the names of record of the Reorganizing Fund’s Investors and representing the full and fractional number of shares of the Surviving Fund due each Investor of the Reorganizing Fund. All issued and outstanding shares of all classes of each of the Reorganizing Funds will be cancelled simultaneously therewith on the Reorganizing Funds’ books, and any outstanding share certificates representing interests in the Reorganizing Funds will represent only the right to receive such number of the applicable Surviving Fund’s Shares after the Closing as determined in accordance with the preamble to Section 1.

1.4           Following the transfer of assets by the Reorganizing Funds to the Surviving Funds, the assumption of the Liabilities (other than the Excluded Liabilities, if any) by the Surviving Funds, and the distribution by the Reorganizing Funds of the Surviving Funds’ Shares received by it pursuant to paragraph 1.3, the Reorganizing Funds shall terminate their qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Reorganizing Funds is and shall remain the responsibility of the Reorganizing Funds up to and including the date on which the Reorganizing Funds are terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.	VALUATION

2.1           The value of the Reorganizing Fund Assets shall be the value of those assets computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Surviving Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Reorganizing Funds, and conversion thereof, to the fund accounting and administrative services agent of the Surviving Funds shall commence for completion prior to the Closing Date.

A-3

2.2           The net asset value of each share of the Surviving Funds’ Shares shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Surviving Funds’ then-current Prospectus and Statement of Additional Information.

2.3           All computations of value contemplated by this Article 2 shall be made by the Surviving Funds’ administrator in accordance with its regular practice as pricing agent. The Surviving Funds shall cause their administrator to deliver a copy of its valuation report to the Reorganizing Funds at the Closing.

3.	CLOSING AND CLOSING DATE

3.1           The Closing for the Reorganization shall occur on __________, 2012 and/or on such other date as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing shall be held at the offices of the FBR Trust, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 10:00 a.m., Eastern time on the Closing Date unless otherwise provided.

3.2           The Surviving Funds’ custodian shall deliver at the Closing evidence that: (a) the Reorganizing Fund Assets have been delivered in proper form to the Surviving Funds as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Reorganizing Funds in conjunction with the delivery of portfolio securities.

3.3           Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Surviving Funds, accurate appraisal of the value of the net assets of a Surviving Fund or a Reorganizing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE SURVIVING FUNDS AND THE REORGANIZING FUNDS

4.1           With respect to the Reorganizing Funds, the FBR Trust has called or will call a meeting of shareholders of the Reorganizing Funds to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each of the Reorganizing Funds’ liquidating distribution of Shares of the Surviving Funds contemplated hereby, and for each of the Reorganizing Funds to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Reorganizing Funds. The FBR Trust on behalf of the Reorganizing Funds shall assist the Hennessy Companies on behalf of the Surviving Funds in preparing the notice of meeting, form of proxy and prospectus/proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting and the registration statement on Form N-14 to be prepared by the Hennessy Companies pursuant to paragraph 4.6.

A-4

4.2           The FBR Trust on behalf of the Reorganizing Funds covenants that the Shares of the Surviving Funds to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3           The FBR Trust on behalf of the Reorganizing Funds will assist the Surviving Funds in obtaining such information as the Surviving Funds reasonably requests concerning the beneficial ownership of shares of the Reorganizing Funds.

4.4           Subject to the provisions hereof, the Hennessy Companies, on behalf of the Surviving Funds, and the FBR Trust, on behalf of the Reorganizing Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5           The Reorganizing Funds shall furnish to the Surviving Funds on the Closing Date, a final statement of the total amount of each Reorganizing Fund’s assets and liabilities as of the Closing Date.

4.6           The Hennessy Companies, on behalf of the Surviving Funds, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Shares of the Surviving Funds (the “Registration Statement”). The Reorganizing Funds have provided or will provide the Surviving Funds with necessary or advisable information and disclosure relating to the Reorganizing Funds for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Reorganizing Funds as are requested by the Surviving Funds and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7           After the Closing, the Hennessy Companies shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Surviving Funds, which returns shall include the activity of the Reorganizing Funds for the period November 1, 2011 through the close of business on the Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

4.8           Following the transfer of Reorganizing Fund Assets by the Reorganizing Funds to the Surviving Funds and the assumption of the Liabilities (other than the Excluded Liabilities, if any) in exchange for Shares of the Surviving Funds as contemplated herein, the FBR Trust on behalf of the Reorganizing Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Reorganizing Funds, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Reorganizing Funds in accordance with the laws of the state of Delaware and other applicable requirements.

4.9           The Hennessy Companies and the FBR Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

A-5

5.	REPRESENTATIONS AND WARRANTIES

5.1         The Hennessy Companies, on behalf of the Surviving Funds, represent and warrant to the Reorganizing Funds as of the date hereof and as of the Closing Date as follows:

(a)          Hennessy Funds Trust was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Board of Trustees to manage the affairs of Hennessy Funds Trust and grants them all powers necessary or desirable to carry out such responsibility. Hennessy Mutual Funds, Inc. is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Directors of Hennessy Mutual Funds, Inc.’s Board of Directors are authorized to manage the affairs of Hennessy Mutual Funds, Inc. and posses all corporate powers necessary or desirable to carry out such responsibility, including administering Hennessy Mutual Funds, Inc.’s business as currently conducted by Hennessy Mutual Funds, Inc. Each of the Hennessy Companies is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

(b)           The Hennessy Cornerstone Large Growth Fund is a legally designated, separate series of Hennessy Funds Trust duly organized and validly existing under the laws of the State of Delaware, and for each full and partial taxable year from its inception through the Closing Date, the Hennessy Cornerstone Large Growth Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status, and each of the Hennessy Cornerstone Growth Fund and the Hennessy Focus 30 Fund is a legally designated, separate series of Hennessy Mutual Funds, Inc. duly organized and validly existing under the laws of the State of Maryland, and for each full and partial taxable year from its inception through the Closing Date, each has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(c)          The Registration Statement with respect to the Hennessy Companies and the Surviving Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)          Each of the Surviving Funds is not in violation of, and the execution, delivery and performance of this Agreement by the Hennessy Companies for themselves and on behalf of the Surviving Funds does not and will not (i) violate the Declaration of Trust or Bylaws of Hennessy Funds Trust or the Articles of Incorporation or Bylaws of Hennessy Mutual Funds, Inc., or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which the Hennessy Companies are a party or by which their properties or assets are bound;

A-6

(e)          Except as previously disclosed in writing to the Reorganizing Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Hennessy Companies, threatened against the Hennessy Companies, any affiliated entity or their business, the Surviving Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect the Hennessy Companies or the Surviving Funds’ financial condition or the conduct of their business. The Hennessy Companies know of no facts that might form the basis for the institution of any such proceeding or investigation, and the Surviving Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)           The audited financial statements of the Surviving Funds as of and for the fiscal year ended October 31, 2011 and the unaudited financial statements for the fiscal period ended April 30, 2012 (copies of which have been furnished to the Reorganizing Funds) fairly present, in all material respects, the Surviving Funds’ financial condition as of such date and their results of operations for such periods in accordance with generally accepted accounting principles consistently applied, and as of each such respective date there were no liabilities of the Surviving Funds (contingent or otherwise) known to the Surviving Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)          Since the date of the most recent audited financial statements, there has not been any material adverse change in the Surviving Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Reorganizing Funds, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in a Surviving Fund’s net asset value per share nor a decrease in a Surviving Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h)          The Surviving Funds have timely filed all federal and other tax returns and reports that are required by law to have been filed by the Surviving Funds, all such tax returns and reports were complete and accurate, all taxes owed by the Surviving Funds have been timely paid, and to the best of the Surviving Funds’ knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;

(i)           All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Surviving Funds will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Surviving Funds issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration and regulatory requirements, or exemptions therefrom, of the 1933 Act, the 1940 Act, and all applicable state securities laws, and the regulations thereunder, and the Surviving Funds do not have outstanding any option, warrants or other rights to subscribe for or purchase any of their shares nor is there outstanding any security convertible into any of their shares;

A-7

(j)           The execution, delivery and performance of this Agreement on behalf of the Surviving Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the Hennessy Companies and the Surviving Funds, and this Agreement will constitute a valid and binding obligation of the Hennessy Companies and the Surviving Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(k)          On the effective date of the Registration Statement, at the time of the meeting of the Reorganizing Funds shareholders and on the Closing Date, any written information furnished by the Hennessy Companies with respect to the Surviving Funds for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(l)          To the knowledge of the Surviving Funds, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, Delaware law or Maryland law for the execution of this Agreement by the Hennessy Companies, for themselves and on behalf of the Surviving Funds, or the performance of the Agreement by the Hennessy Companies for themselves and on behalf of the Surviving Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

5.2           The FBR Trust on behalf of each of the Reorganizing Funds represents and warrants to the Surviving Funds as follows:

(a)          The FBR Trust was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of the FBR Trust and each of the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as currently conducted by the Reorganizing Funds and as described in the current prospectus of the Reorganizing Funds. Each of the Reorganizing Funds is a series of the FBR Trust. The FBR Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b)          All of the issued and outstanding shares of each of the Reorganizing Funds have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of each of the Reorganizing Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and none of the Reorganizing Funds have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

A-8

(c)          The Registration Statement with respect to the FBR Trust and the Reorganizing Funds conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)          The Reorganizing Funds are not in violation of, and the execution, delivery and performance of this Agreement by the Reorganizing Funds does not and will not (i) violate the Reorganizing Funds’ Declaration of Trust or Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Reorganizing Funds are a party or by its properties or assets are bound;

(e)          Except as previously disclosed in writing to the Surviving Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Reorganizing Funds, threatened against any one of the Reorganizing Funds or any of its properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business, the FBR Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Reorganizing Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)          The audited financial statements of the Reorganizing Funds as of and for the fiscal year ended October 31, 2011 and the unaudited financial statements for the fiscal period ended April 30, 2012 (copies of which have been furnished to the Surviving Funds) fairly present, in all material respects, the Reorganizing Funds’ financial condition as of such date and their results of operations for each such periods in accordance with generally accepted accounting principles consistently applied, and as of each such respective date there were no liabilities of any of the Reorganizing Funds (contingent or otherwise) known to the Reorganizing Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)          Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to any of the Reorganizing Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by a Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Surviving Funds, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in a Reorganizing Fund’s net asset value per share nor a decrease in a Reorganizing Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

A-9

(h)          The Reorganizing Funds have timely filed all federal and other tax returns and reports that are required by law to have been filed by the Reorganizing Funds, all such tax returns and reports were complete and accurate, all taxes owed by the Reorganizing Funds have been timely paid, and to the best of the Reorganizing Funds’ knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;

(i)          For each full and partial taxable year from their inception through the Closing Date, each of the Reorganizing Funds has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(j)          At the Closing Date, the Reorganizing Funds will have good and marketable title to Reorganizing Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Reorganizing Fund Assets hereunder, and upon delivery and payment for such Reorganizing Fund Assets as contemplated herein, the Surviving Funds will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(k)          The execution, delivery and performance of this Agreement on behalf of the Reorganizing Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the FBR Trust, the Trustees of the Board of Trustees of the FBR Trust and the Reorganizing Funds, and this Agreement will constitute a valid and binding obligation of each of the Reorganizing Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(l)          From the effective date of the Registration Statement, through the time of the meeting of the Investors of the Reorganizing Funds, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Surviving Funds’ Prospectus contained or incorporated by reference therein): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by any of the Reorganizing Funds, on behalf of the Reorganizing Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(m)          To the knowledge of the FBR Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by any of the Reorganizing Funds, or the performance of this Agreement by any of the Reorganizing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

A-10

(n)          The Reorganizing Funds currently comply, and have complied since their organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF REORGANIZING FUNDS

The obligations of the FBR Trust to consummate the Reorganization with respect to the Reorganizing Funds shall be subject to the performance by the Hennessy Companies on behalf of the Surviving Funds of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Surviving Funds:

6.1           All representations and warranties of the Hennessy Companies with respect to the Surviving Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2           The Hennessy Companies, on behalf of the Surviving Funds, shall have delivered to the Reorganizing Funds at the Closing a certificate executed on behalf of the Surviving Funds by the Hennessy Companies’ President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Reorganizing Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Hennessy Companies on behalf of the Surviving Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Reorganizing Funds shall reasonably request.

6.3           The Reorganizing Funds shall have received at the Closing an opinion of Foley & Lardner LLP in a form reasonably satisfactory to the Reorganizing Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)          each of the Hennessy Companies is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)          the Hennessy Cornerstone Large Growth Fund is a separate portfolio of Hennessy Funds Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and each of the Hennessy Cornerstone Growth Fund and the Hennessy Focus 30 Fund is a separate portfolio of Hennessy Mutual Funds, Inc., which is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

(c)          this Agreement has been duly authorized, executed and delivered by the Hennessy Companies on behalf of Hennessy Funds Trust, Hennessy Mutual Funds, Inc. and the Surviving Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Reorganizing Funds, is a valid and binding obligation of the Hennessy Companies, enforceable against the Hennessy Companies in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

A-11

(d)          the Shares of the Surviving Funds to be issued to the Reorganizing Funds and then distributed to the Reorganizing Funds’ Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Surviving Funds has any preemptive rights to subscription or purchase in respect thereof;

(e)          to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Surviving Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(f)          to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Hennessy Companies or the Surviving Funds or any of their properties or assets and neither the Hennessy Companies nor the Surviving Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF SURVIVING FUNDS

The obligations of the Hennessy Companies to consummate the Reorganization with respect to the Surviving Funds shall be subject to the performance by the FBR Trust on behalf of the Reorganizing Funds of all the obligations to be performed by it hereunder, with respect to the Reorganizing Funds, on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of the FBR Trust with respect to the Reorganizing Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2           The FBR Trust on behalf of the Reorganizing Funds, shall have delivered to the Surviving Funds at the Closing a certificate executed on behalf of each of the Reorganizing Funds, by the FBR Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the representations and warranties of the FBR Trust on behalf of the Reorganizing Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Surviving Funds shall reasonably request.

A-12

7.3           The Surviving Funds shall have received at the Closing an opinion of Dechert LLP in a form reasonably satisfactory to the Surviving Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)          the FBR Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)          each of the Reorganizing Funds is a separate portfolio of the FBR Trust, which is a business trust duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Declaration of Trust directs the Trustees of the Board of Trustees of the FBR Trust to manage the affairs of each of the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as described in the current prospectus of the Reorganizing Funds;

(c)          this Agreement has been duly authorized, executed and delivered by the FBR Trust on behalf of each of the Reorganizing Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Surviving Funds, is a valid and binding obligation of the FBR Trust, enforceable against the FBR Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)          to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to any of the Reorganizing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e)          to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to any one of the Reorganizing Funds or any of its properties or assets and none of the Reorganizing Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business; and

(f)          the shares of each of the Reorganizing Funds then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of any of the Reorganizing Funds has any preemptive rights to subscription or purchase in respect thereof.

7.4           The transfer agent to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the shareholder records of each of the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

A-13

7.5           The administrator, fund accountant and custodian to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the books and records of each of the Reorganizing Funds covered by their contracts with the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

7.6           The Reorganizing Funds shall arrange to make the Reorganizing Funds’ auditors available to the Surviving Funds and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUNDS AND THE REORGANIZING FUNDS

The obligations of the Hennessy Companies on behalf of the Surviving Funds and of the FBR Trust on behalf of the Reorganizing Funds herein are each subject to the further conditions that on or before the Closing Date with respect to the Surviving Funds and the Reorganizing Funds:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Funds in accordance with the provisions of their Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Funds.

8.2           On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3           All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by the Hennessy Companies, on behalf of the Surviving Funds, or the FBR Trust on behalf of the Reorganizing Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Funds or the Reorganizing Funds.

8.4           The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

A-14

8.5           The Hennessy Companies, on behalf of the Surviving Funds, and the FBR Trust, on behalf of each of the Reorganizing Funds, shall each have considered the federal and income tax issues. The Surviving Funds and the Reorganizing Funds shall have each received an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Companies (“Counsel”), as to the federal income tax consequences mentioned below. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(a)          the transfer by each Reorganizing Fund of the Reorganizing Fund Assets in exchange for the Shares of the applicable Surviving Fund and the assumption by such Surviving Fund of the Liabilities (other than the Excluded Liabilities, if any) should be treated as a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and such Surviving Fund and the Reorganizing Fund should each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)          no gain or loss should be recognized by a Surviving Fund upon the receipt of the Reorganizing Fund Assets solely in exchange for the Shares of said Surviving Fund and the assumption by such Surviving Fund of the Liabilities (other than the Excluded Liabilities, if any);

(c)          no gain or loss should be recognized by a Reorganizing Fund upon the transfer of its Reorganizing Fund Assets to the applicable Surviving Fund in exchange for said Surviving Fund’s Shares and the assumption by said Surviving Fund of the Liabilities (other than the Excluded Liabilities, if any) or upon the distribution (whether actual or constructive) of such Surviving Fund’s Shares to the Reorganizing Fund’s shareholders in complete liquidation of the Reorganizing Fund;

(d)          no gain or loss should be recognized by the Reorganizing Fund’s Investors upon the receipt of the applicable Surviving Fund’s Shares distributed in complete liquidation of the Reorganizing Fund;

(e)          the aggregate tax basis of the Surviving Fund’s Shares received by an applicable Reorganizing Fund’s Investor pursuant to the Reorganization should be the same as the aggregate tax basis of the Reorganizing Fund’s Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Surviving Fund’s Shares to be received by such Reorganizing Fund’s Investor should include the period during which the Reorganizing Fund’s Shares exchanged therefor were held by such shareholder (provided the Reorganizing Fund’s Shares were held by such shareholder as capital assets on the date of the Reorganization);

(f)          the tax basis of the Reorganizing Funds’ assets acquired by the Surviving Funds should be same as the tax basis of such assets to the Reorganizing Funds immediately prior to the Reorganization, and the holding period of the assets of the Reorganizing Funds, in the hands of the Surviving Funds should include the period during which those assets were held by the Reorganizing Funds; and

(g)          the Surviving Funds should succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Reorganizing Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

A-15

8.6           On or before the Closing Date, each Reorganizing Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the ValuationDate, which, together with all previous such dividends, shall have the effect of distributing to such Reorganizing Fund’s shareholders all of the Reorganizing Fund’s previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Reorganizing Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

9.	EXPENSES

Except as may be otherwise provided in the Registration Statement, each of the Reorganizing Funds and the Surviving Funds, or their affiliated investment advisers shall be responsible for payment of the expenses it incurred in connection with entering into and carrying out the provisions of this Agreement, as identified below, whether or not the transactions contemplated hereby are consummated.

Such expenses of the Reorganizing Funds hereunder shall include and will be paid by FBR Fund Advisers, Inc., the investment advisor to the Reorganizing Funds: (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) all operating expenses related to the Reorganization; (iii) fees and expenses of the Reorganizing Funds’ custodian and transfer agent incurred in connection with the Reorganization; and (iv) any special pricing fees associated with the valuation of the Reorganizing Funds’ portfolio on the Valuation Date. All fees and expenses related to portfolio realignment in anticipation of the transfer will be paid by each Reorganizing Fund.

Such expenses of the Surviving Funds hereunder shall include and will be paid by Hennessy Advisors, Inc., the investment advisor to the Surviving Funds: (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Shares of the Surviving Funds to be issued in the Reorganization, and expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Reorganizing Funds referred to in paragraph 4.1 hereof; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Shares of the Surviving Funds to be issued in connection with the Reorganization; (iv) any fees and expenses of the Surviving Funds’ custodian and transfer agent incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Surviving Funds’ portfolio on the Valuation Date.

A-16

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1       This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2       Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.

11.	TERMINATION

11.1       This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a)          the FBR Trust if the conditions set forth in Section 6 are not satisfied as specified in such Section;

(b)          the Hennessy Companies if the conditions set forth in Section 7 are not satisfied as specified in such Section; or

(c)          the mutual consent of both parties to this Agreement.

11.2       If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the FBR Trust on behalf of the Reorganizing Funds, and officers of the Hennessy Companies, on behalf of the Surviving Funds; provided, however, that following the meeting of the shareholders of the Reorganizing Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Surviving Funds to be delivered to the Reorganizing Funds’ Investors under this Agreement to the detriment of such Reorganizing Funds Investors, or otherwise materially and adversely affecting the Reorganizing Funds, without the Reorganizing Funds obtaining the Reorganizing Funds Investors’ further approval except that nothing in this paragraph 12 shall be construed to prohibit the Surviving Funds and the Reorganizing Funds from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.

A-17

13.	INDEMNIFICATION

13.1         The Hennessy Companies and the Surviving Funds shall indemnify, defend and hold harmless the FBR Trust and the Reorganizing Funds, their respective officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the FBR Trust, the Reorganizing Funds, their respective officers, trustees, employees or agents, arising out of or based on any material breach by the Hennessy Companies or the Surviving Funds of any of their respective representations, warranties or agreements set forth in this Plan. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

13.2         The FBR Trust and the Reorganizing Funds agree to indemnify the Hennessy Companies, their directors and officers (in their capacity as directors and officers) from all liabilities that may arise in connection with, or as a result of, a material breach of a representation or warranty made by the Reorganizing Funds under this Agreement. The FBR Trust and the Reorganizing Funds agree to indemnify the Hennessy Companies and the Surviving Funds from all liabilities that may arise in connection with, or as a result, of a material breach of a representation or warranty made by the FBR Trust or the Reorganizing Funds under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For the Hennessy Companies, on behalf of themselves and the Surviving Funds:

Hennessy Funds Trust

Hennessy Mutual Funds, Inc.

7250 Redwood Blvd

Suite 200

Novato, CA 94945

Attention: Neil J. Hennessy

With a copy to:

Foley & Lardner LLP

777 East Wisconsin Avenue

Suite 3800

Milwaukee, Wisconsin 53202

A-18

Attention: Richard L. Teigen
                  Peter D. Fetzer

For the FBR Trust on behalf of itself and the Reorganizing Funds:

The FBR Funds

1001 19th Street North

Arlington, Virginia 22209

Attention: David H. Ellison

With a copy to:

Dechert LLP

1775 I Street NW

Washington, DC 20006

Attention: Patrick W.D. Turley

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1         The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

15.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3         This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to conflicts of laws provisions.

15.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5         It is expressly agreed that the obligations of the Reorganizing Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the FBR Trust personally, but shall bind only the FBR Trust property of the Reorganizing Funds, as provided in the Declaration of Trust of the FBR Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the FBR Trust on behalf of the Reorganizing Funds and signed by authorized officers of the FBR Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the FBR Trust property of the Reorganizing Funds as provided in the FBR Trust's Declaration of Trust.

A-19

* * *

[Signatures follow on the next page.]

A-20

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on behalf of the Hennessy Cornerstone Large Growth Fund	The FBR Funds, for itself and on behalf of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund

Neil J. Hennessy,	David H. Ellison
President and Chief Executive Officer	President

Hennessy Mutual Funds, Inc., for itself and on behalf of the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund

Neil J. Hennessy,
President and Chief Executive Officer

A-21

EXHIBIT B

PERFORMANCE INFORMATION AND PORTFOLIO TURNOVER

Performance Information Hennessy Cornerstone Growth Fund – Institutional Class

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Cornerstone Growth Fund’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%). The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.37% for the quarter ended December 31, 2004 and the lowest quarterly return was -29.41% for the quarter ended September 30, 2011.

The year-to-date return of the Fund’s Institutional Class through April 30, 2012 is 23.35%.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Cornerstone Growth Fund
Return before taxes	-10.58%	-9.31%	2.21%
Return after taxes on distributions	-10.58%	-9.66%	1.26%
Return after taxes on distributions and sale of Fund shares	-6.88%	-7.50%	2.09%
Russell 2000 Index
(reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%
S&P 500
(reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

B-1

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 2000 Index is a widely recognized, unmanaged index of small-cap stocks.

Portfolio Turnover of Hennessy Cornerstone Growth Fund – Institutional Class

The Hennessy Cornerstone Growth Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 106 % of the average value of its portfolio.

B-2

Performance Information Hennessy Focus 30 Fund – Institutional Class

The following performance information provides some indication of the risks of investing in the Hennessy Focus 30 Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy Focus 30 Fund’s Original Class (a class that is not offered in this Prospectus), adjusted to reflect the net expenses of the Institutional Class (0.98%).  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.04% for the quarter ended March 31, 2006 and the lowest quarterly return was -22.49% for the quarter ended September 30, 2008.

The year-to-date return of the Fund’s Institutional Class through April 30, 2012 is 8.86%.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

			Since
	One	Five	Inception
	Year	Year	(9/17/03)
Hennessy Focus 30 Fund
Return before taxes	4.42%	3.70%	9.87%
Return after taxes on distributions	4.42%	3.20%	9.29%
Return after taxes on distributions and sale of Fund shares	2.87%	3.11%	8.65%
S&P Midcap 400 Index
(reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	7.87%
S&P 500
(reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	4.58%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

B-3

The S&P Midcap 400 Index is a widely recognized, unmanaged index of mid-cap stocks.

Portfolio Turnover of Hennessy Focus 30 Fund – Institutional Class

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107 % of the average value of its portfolio.

B-4

Performance Information Hennessy Cornerstone Large Growth Fund – Institutional Class

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of benchmark indices.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.91% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.91% for the quarter ended September 30, 2011.

The year-to-date return of the Fund’s Institutional Class through April 30, 2012 is 10.67%.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

		Since
		Inception
	One Year	(3/20/09)
Hennessy Cornerstone Large Growth Fund
Return before taxes	2.97%	25.49%
Return after taxes on distributions	-0.19%	23.99%
Return after taxes on distributions and sale of Fund shares	6.22%	22.26%
Russell 1000 Index
(reflects no deduction for fees, expenses or taxes)	1.50%	22.43%
S&P 500
(reflects no deduction for fees, expenses or taxes)	2.11%	21.87%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

Portfolio Turnover of Hennessy Cornerstone Large Growth Fund – Institutional Class

The Fund pays transaction costs, such as commissions, when it buys and sells securities or, “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 70 % of the average value of its portfolio

B-5

EXHIBIT C

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS SHARES

The following tables are intended to help you understand the financial performance of the Institutional Class shares of each of the Hennessy Funds for the periods since their inception. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information (except for information for the six months ended April 30, 2012) has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. KPMG LLP’s report and the Funds’ financial statements are included in the Annual Report, which is available upon request. The Hennessy Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the Hennessy Funds’ semi-annual report, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Hennessy Funds’ management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

HENNESSY CORNERSTONE GROWTH FUND – INSTITUTIONAL CLASS

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2011	2010	2009	2008(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.09		$10.37	$8.86	$8.82	$13.29

Income from investment operations:
Net investment income (loss)	0.01		(0.05)	(0.07)	—	0.01
Net realized and unrealized gains (losses) on securities	1.89		(0.23)	1.58	0.04	(4.48)
Total from investment operations	1.90		(0.28)	1.51	0.04	(4.47)

Less Distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	—		—	—	—	—
Total distributions	—		—	—	—	—
Net asset value, end of period	$11.99		$10.09	$10.37	$8.86	$8.82

TOTAL RETURN	18.83	%(2)	(2.70)%	17.04%	0.45%	(34.13	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2.70		$2.53	$3.12	$4.68	$5.09
Ratio of expenses to average net assets:
Before expense reimbursement	1.10	%(3)	1.09%	1.09%	1.11%	1.12	%(3)
After expense reimbursement	0.98	%(3)	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.11	)%(3)	(0.55)%	(0.64)%	(0.17)%	0.15	%(3)
After expense reimbursement	0.01	%(3)	(0.44)%	(0.53)%	(0.04)%	0.29	%(3)
Portfolio turnover rate(4)	94	%(2)	106%	103%	108%	103	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

C-1

HENNESSY FOCUS 30 FUND – INSTITUTIONAL CLASS

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2012		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2011	2010	2009	2008(1)

PER SHARE DATA:
Net asset value, beginning of period	$12.32		$11.29	$8.78	$8.04	$11.15

Income from investment operations:
Net investment income (loss)	0.09		(0.05)	0.02	0.02	(0.02)

Net realized and unrealized gains (losses) on investments	1.48		1.08	2.49	0.72	(3.09)
Total from investment operations	1.57		1.03	2.51	0.74	(3.11)

Less Distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	—		—	—	—	—
Total distributions	—		—	—	—	—
Net asset value, end of period	$13.89		$12.32	$11.29	$8.78	$8.04

TOTAL RETURN	12.74	%(2)	9.12%	28.59%	9.20%	(27.89	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.47		$24.06	$21.38	$27.44	$26.78
Ratio of expenses to average net assets:
Before expense reimbursement	1.15	%(3)	1.14%	1.16%	1.15%	1.13	%(3)
After expense reimbursement	0.98	%(3)	0.98%	0.98%	0.98%	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.15	%(3)	(0.57)%	(0.03)%	0.04%	(0.28	)%(3)
After expense reimbursement	1.32	%(3)	(0.41)%	0.15%	0.21%	(0.13	)%(3)
Portfolio turnover rate(4)	0	%(2)	107%	87%	90%	123	%(2)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

C-2

HENNESSY CORNERSTONE LARGE GROWTH FUND – INSTITUTIONAL CLASS

	Six Months Ended		Year Ended	Year Ended	One Month Ended		Period Ended
	April 30, 2012		October 31,	October 31,	October 31,		September 30,
	(Unaudited)		2011	2010	2009(1)		2009(2)
PER SHARE DATA:
Net asset value, beginning of period	$12.44		$11.76	$9.51	$9.61		$6.73

Income from investment operations:
Net investment income	0.09		0.08	0.10	—	(3)	0.03
Net realized and unrealized gains (losses) on securities	1.02		0.74	2.20	(0.10)		2.85
Total from investment operations	1.11		0.82	2.30	(0.10)		2.88

Less Distributions:
Dividends from net investment income	(0.10)		(0.12)	(0.05)	—		—
Dividends from net realized gains	(2.46)		(0.02)	—	—		—
Total distributions	(2.56)		(0.14)	(0.05)	—		—
Net asset value, end of period	$10.99		$12.44	$11.76	$9.51		$9.61

TOTAL RETURN	10.85	%(4)	6.99%	24.26%	(1.04	)%(4)	42.79	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.16		$0.14	$0.07	$0.04		$0.04
Ratio of expenses to average net assets:
Before expense reimbursement	1.13	%(5)	1.14%	1.16%	1.14	%(5)	16.51	%(5)
After expense reimbursement	0.98	%(5)	0.98%	0.98%	0.98	%(5)	0.98	%(5)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.68	%(5)	0.81%	0.90%	0.12	%(5)	(14.54	)%(5)
After expense reimbursement	1.83	%(5)	0.97%	1.08%	0.28	%(5)	0.99	%(5)
Portfolio turnover rate(6)	0	%(4)	70%	83%	0	%(4)	116	%(4)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 20, 2009.
(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

C-3

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information, Subject to Completion, Dated August 1, 2012

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

August [•], 2012

For the Reorganization of the FBR Large Cap Fund

Series of The FBR Funds

Into

the Hennessy Cornerstone Large Growth Fund

Series of Hennessy Funds Trust

For the Reorganization of the FBR Mid Cap Fund

Series of The FBR Funds

Into

the Hennessy Focus 30 Fund

Series of Hennessy Mutual Funds, Inc.

For the Reorganization of the FBR Small Cap Fund

Series of The FBR Funds

Into

the Hennessy Cornerstone Growth Fund

Series of Hennessy Mutual Funds, Inc.

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated August [•], 2012 relating to the Special Meeting of Shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund to be held on [•], October [•], 2012, at 11:00 a.m. local time, at 1001 19th Street North, Arlington, VA  22209 (referred to as the Special Meeting). The purpose of the Special Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (referred to as the Plan) under which under which the FBR Large Cap Fund will be reorganized into the Hennessy Cornerstone Large Growth Fund; the FBR Mid Cap Fund will be reorganized into the Hennessy Focus 30 Fund; and the FBR Small Cap Fund will be reorganized into the Hennessy Cornerstone Growth Fund. Pursuant to the Plan (each referred to as a Reorganization):

•	all of the assets of the FBR Large Cap Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the FBR Large Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Large Growth Fund’s assumption of the FBR Large Cap Fund’s liabilities;

•	all of the assets of the FBR Mid Cap Fund will be transferred to the Hennessy Focus 30 Fund, in exchange for Institutional Class shares of the Hennessy Focus 30 Fund, which will be distributed pro rata by the FBR Mid Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Focus 30 Fund’s assumption of the FBR Mid Cap Fund’s liabilities; and

•	all of the assets of the FBR Small Cap Fund will be transferred to the Hennessy Cornerstone Growth Fund, in exchange for Institutional Class shares of the Hennessy Cornerstone Growth Fund, which will be distributed pro rata by the FBR Small Cap Fund to its Investor Class and Institutional Class shareholders and the Hennessy Cornerstone Growth Fund’s assumption of the FBR Small Cap Fund’s liabilities

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission (SEC), may be obtained, without charge, by writing to The FBR Funds at 1001 19th Street North, Arlington, VA  22209 or by calling 1-800-991-5861.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-1
PRO FORMA FINANCIAL INFORMATION	B-2

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following documents have been filed with the SEC and are incorporated by reference into this Statement of Additional Information, which means that they are legally considered to be a part of this Statement of Additional Information:

•	The current Statement of Additional Information of The FBR Funds, dated February 29, 2012.

•	The current Statement of Additional Information of Hennessy Funds Trust and Hennessy Mutual Funds, Inc., dated February 28, 2012.

•	The current Annual Report of The FBR Funds, for the fiscal year ended October 31, 2011.

•	The current Annual Report of Hennessy Funds Trust and Hennessy Mutual Funds, Inc., for the fiscal year ended October 31, 2011.

•	The current Semi-Annual Report of The FBR Funds, for the six month period ended April 30, 2012.

•	The current Semi-Annual Report of Hennessy Funds Trust and Hennessy Mutual Funds, Inc., for the six month period ended April 30, 2012.

B-1

PRO FORMA FINANCIAL INFORMATION

Introductory Note to Unaudited Pro Forma Financial Statements

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the FBR Funds to the Hennessy Funds pursuant to the Reorganization, accounted for as if the Reorganization had occurred as of and for the fiscal period ended April 30, 2012. Under generally accepted accounting principles, the Hennessy Funds will be the surviving entity for accounting purposes with their historical cost of investment securities and results of operations being carried forward.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the FBR Funds and the Hennessy Funds incorporated by reference into this Statement of Additional Information.

The pro forma financial information has been adjusted to reflect the advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the proposed Reorganization are currently undeterminable.

B-2

PRO FORMA COMBINED
SCHEDULES OF INVESTMENTS - April 30, 2012 (Unaudited)

Hennessy Cornerstone Growth Fund
FBR Small Cap Fund
Hennessy Cornerstone Growth Fund Pro Forma Combined

							HENNESSY
							CORNERSTONE
	HENNESSY		FBR				GROWTH FUND
	CORNERSTONE		SMALL CAP		PRO FORMA		PRO FORMA
	GROWTH FUND		FUND		ADJUSTMENTS		COMBINED
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
COMMON STOCKS - 96.28%
Consumer Discretionary - 43.02%
American Axle & Manufacturing Holdings, Inc. (a)	–	$–	34,000	$329,460	–	$–	34,000	$329,460
Arctic Cat, Inc. (a)	114,700	5,074,328	–	–	–	–	114,700	5,074,328
Ascena Retail Group, Inc. (a)	–	–	18,000	368,640	–	–	18,000	368,640
Bally Technologies, Inc. (a)	–	–	7,000	339,850	–	–	7,000	339,850
Big Lots, Inc. (a)	–	–	10,000	366,400	–	–	10,000	366,400
Caribou Coffee, Inc. (a)	221,500	3,634,815	–	–	–	–	221,500	3,634,815
Chico's FAS, Inc.	–	–	13,000	199,680	–	–	13,000	199,680
Churchill Downs, Inc.	68,696	4,077,795	–	–	–	–	68,696	4,077,795
Columbia Sportswear Co.	–	–	4,000	188,400	–	–	4,000	188,400
Cost Plus, Inc. (a)	259,100	5,018,767	–	–	–	–	259,100	5,018,767
Croc's Inc. (a)	–	–	9,000	181,800	–	–	9,000	181,800
Deckers Outdoor Corp. (a)	–	–	3,000	153,030	–	–	3,000	153,030
Dollar General Corp (a)	92,085	4,370,354	–	–	–	–	92,085	4,370,354
Dominos Pizza, Inc. (a)	117,400	4,438,894	–	–	–	–	117,400	4,438,894
Foot Locker, Inc.	145,900	4,463,081	–	–	–	–	145,900	4,463,081
Genesco, Inc. (a)	60,400	4,530,000	–	–	–	–	60,400	4,530,000
Group 1 Automotive, Inc.	69,800	4,040,024	–	–	–	–	69,800	4,040,024
La-Z-Boy, Inc. (a)	281,600	4,243,712	–	–	–	–	281,600	4,243,712
Leapfrog Enterprises, Inc. (a)	571,800	5,340,612	–	–	–	–	571,800	5,340,612
Lithia Motors, Inc.	158,900	4,263,287	–	–	–	–	158,900	4,263,287
Macy's, Inc.	108,900	4,467,078	–	–	–	–	108,900	4,467,078
Mens Wearhouse, Inc.	104,850	3,883,644	–	–	–	–	104,850	3,883,644
Modine Manufacturing Co. (a)	–	–	15,300	120,870	–	–	15,300	120,870
Oxford Industries, Inc.	77,550	3,721,624	–	–	–	–	77,550	3,721,624
Papa Johns International, Inc. (a)	98,100	3,951,468	–	–	–	–	98,100	3,951,468
Penn National Gaming, Inc. (a)	–	–	16,000	719,680	–	–	16,000	719,680
Pier 1 Imports, Inc.	233,100	4,004,658	22,000	377,960	–	–	255,100	4,382,618
Pool Corp.	112,009	4,134,252	–	–	–	–	112,009	4,134,252
Red Robin Gourmet Burgers, Inc. (a)	–	–	1,000	35,660	–	–	1,000	35,660
Ross Stores, Inc.	75,140	4,627,873	–	–	–	–	75,140	4,627,873
Sally Beauty Holdings, Inc. (a)	187,600	4,990,160	–	–	–	–	187,600	4,990,160
Select Comfort Corp. (a)	–	–	4,000	115,520	–	–	4,000	115,520
Sotheby's	–	–	4,800	188,736	–	–	4,800	188,736
Standard Motor Products, Inc.	171,400	2,582,998	–	–	–	–	171,400	2,582,998
Steven Madden Ltd. (a)	–	–	6,000	259,260	–	–	6,000	259,260
The Buckle, Inc.	–	–	5,600	258,608	–	–	5,600	258,608
The Children's Place Retail Stores, Inc. (a)	–	–	4,000	183,920	–	–	4,000	183,920
TJX Companies, Inc.	112,830	4,706,139	–	–	–	–	112,830	4,706,139
Tractor Supply Co.	45,900	4,517,019	–	–	–	–	45,900	4,517,019
VOXX International Corp. (a)	301,800	3,829,842	–	–	–	–	301,800	3,829,842
Wolverine World Wide, Inc.	–	–	10,000	419,500	–	–	10,000	419,500
		102,912,424		4,806,974		–		107,719,398
Consumer Staples - 6.57%
CVS Caremark Corp.	90,600	4,042,572	–	–	–	–	90,600	4,042,572
Elizabeth Arden, Inc. (a)	98,500	3,839,530	–	–	–	–	98,500	3,839,530
Susser Holdings Corp. (a)	160,900	4,294,421	–	–	–	–	160,900	4,294,421
Whole Foods Market, Inc.	51,550	4,282,259	–	–	–	–	51,550	4,282,259
		16,458,782		–		–		16,458,782
Energy - 1.28%
Atwood Oceanics, Inc. (a)	–	–	14,012	621,152	–	–	14,012	621,152
C&J Energy Services, Inc. (a)	–	–	13,000	245,050	–	–	13,000	245,050
Cheniere Energy, Inc. (a)	–	–	6,000	109,860	–	–	6,000	109,860
Clean Energy Fuels Corp. (a)	–	–	4,000	76,960	–	–	4,000	76,960
Energy XXI (Bermuda) Ltd. (a)	–	–	9,000	339,120	–	–	9,000	339,120
Key Energy Services, Inc. (a)	–	–	19,000	240,540	–	–	19,000	240,540
Kodiak Oil & Gas Corp. (a)	–	–	70,000	619,500	–	–	70,000	619,500
Oasis Petroleum, Inc. (a)	–	–	10,000	330,700	–	–	10,000	330,700
Rosetta Resources, Inc. (a)	–	–	4,000	201,080	–	–	4,000	201,080
Superior Energy Services, Inc. (a)	–	–	15,592	419,737	–	–	15,592	419,737
		–		3,203,699		–		3,203,699

Financials - 3.41%
Associated Banc-Corp.	–	–	30,000	399,900	–	–	30,000	399,900
BankUnited, Inc.	–	–	12,000	295,200	–	–	12,000	295,200
Bershire Hills Bancorp, Inc.	–	–	10,000	226,900	–	–	10,000	226,900
Brookline Bancorp, Inc.	–	–	59,729	536,366	–	–	59,729	536,366
Brown & Brown, Inc.	–	–	15,000	404,550	–	–	15,000	404,550
Capitol Federal Financial	–	–	29,454	347,852	–	–	29,454	347,852
Chicopee Bancorp, Inc. (a)	–	–	19,139	275,602	–	–	19,139	275,602
CNO Financial Group, Inc. (a)	–	–	28,500	207,195	–	–	28,500	207,195
First Horizon National Corp.	–	–	32,253	296,082	–	–	32,253	296,082
Fulton Financial Corp.	–	–	32,200	337,778	–	–	32,200	337,778
Hingham Institution for Savings	–	–	1,771	102,098	–	–	1,771	102,098
Horace Mann Educators Corp.	–	–	38,700	679,185	–	–	38,700	679,185
Independent Bank Corp.	–	–	14,000	392,980	–	–	14,000	392,980
Investors Title Co.	–	–	3,407	173,655	–	–	3,407	173,655
Newport Bancorp, Inc. (a)	–	–	6,000	82,500	–	–	6,000	82,500
Peoples Federal Bancshares, Inc. (a)	–	–	9,000	148,320	–	–	9,000	148,320
SEI Investments Co.	–	–	36,000	726,840	–	–	36,000	726,840
SI Financial Group, Inc.	–	–	7,300	83,950	–	–	7,300	83,950
Sunstone Hotel Investors, Inc. (a)	–	–	34,800	354,960	–	–	34,800	354,960
Susquehanna Bancshares, Inc.	–	–	34,000	352,580	–	–	34,000	352,580
Tower Group, Inc.	–	–	18,000	388,440	–	–	18,000	388,440
United Financial Bancorp, Inc.	–	–	44,877	719,827	–	–	44,877	719,827
Waddell & Reed Financial, Inc.	–	–	23,000	735,540	–	–	23,000	735,540
Washington Federal, Inc.	–	–	15,400	270,116	–	–	15,400	270,116
		–		8,538,416		–		8,538,416
Health Care - 8.43%
Abiomed, Inc. (a)	–	–	4,000	97,320	–	–	4,000	97,320
Allscripts Healthcare Solutions, Inc. (a)	–	–	16,000	177,280	–	–	16,000	177,280
Cambrex Corp. (a)	574,300	3,721,464	–	–	–	–	574,300	3,721,464
Centene Corp. (a)	85,300	3,377,027	–	–	–	–	85,300	3,377,027
Greenway Medical Technologies, Inc. (a)	–	–	8,000	123,200	–	–	8,000	123,200
Idenix Pharmaceuticals, Inc. (a)	–	–	2,000	17,540	–	–	2,000	17,540
ImmunoGen, Inc. (a)	–	–	6,000	76,500	–	–	6,000	76,500
Jazz Pharmaceuticals, Inc. (a)	–	–	3,000	153,090	–	–	3,000	153,090
MAKO Surgical Corp. (a)	–	–	1,000	41,310	–	–	1,000	41,310
MedAssets, Inc. (a)	–	–	18,000	226,980	–	–	18,000	226,980
Medidata Solutions, Inc. (a)	–	–	14,000	362,740	–	–	14,000	362,740
Medivation, Inc. (a)	–	–	500	40,440	–	–	500	40,440
Metropolitan Health Networks, Inc. (a)	469,914	3,514,957	–	–	–	–	469,914	3,514,957
Molina Healthcare, Inc. (a)	120,500	3,090,825	–	–	–	–	120,500	3,090,825
Optimer Pharmaceuticals, Inc. (a)	–	–	8,000	118,400	–	–	8,000	118,400
Par Pharmaceutical Companies, Inc. (a)	–	–	10,000	423,400	–	–	10,000	423,400
Pharmacyclics, Inc. (a)	–	–	1,000	27,560	–	–	1,000	27,560
Seattle Genetics, Inc. (a)	–	–	4,500	88,965	–	–	4,500	88,965
Sirona Dental Systems, Inc. (a)	–	–	15,150	765,227	–	–	15,150	765,227
The Cooper Companies, Inc.	–	–	6,000	529,020	–	–	6,000	529,020
ViroPharma, Inc.	–	–	7,000	152,250	–	–	7,000	152,250
VIVUS, Inc.	–	–	3,000	72,660	–	–	3,000	72,660
Wellcare Health Plans, Inc. (a)	63,800	3,903,284	–	–	–	–	63,800	3,903,284
		17,607,557		3,493,882		–		21,101,439
Industrials - 18.49%
A.O. Smith Corp.	–	–	15,000	714,000	–	–	15,000	714,000
Alaska Air Group, Inc. (a)	–	–	6,000	202,800	–	–	6,000	202,800
Atlas Air Worldwide Holdings, Inc. (a)	–	–	8,000	368,400	–	–	8,000	368,400
Cintas Corp.	102,500	4,014,925	–	–	–	–	102,500	4,014,925
DXP Enterprises. Inc. (a)	105,000	4,553,850	–	–	–	–	105,000	4,553,850
Dollar Thrifty Automotive Group, Inc. (a)	–	–	14,000	1,132,040	–	–	14,000	1,132,040
Dycom Industries, Inc. (a)	168,100	3,931,859	–	–	–	–	168,100	3,931,859
Encore Capital Group, Inc. (a)	–	–	6,000	142,200	–	–	6,000	142,200
Genessee & Wyoming, Inc., Class A (a)	–	–	8,000	431,280	–	–	8,000	431,280
Heartland Express, Inc.	–	–	12,100	167,343	–	–	12,100	167,343
Innerworkings, Inc. (a)	336,965	3,878,467	–	–	–	–	336,965	3,878,467
JetBlue Airways Corp. (a)	–	–	70,000	332,500	–	–	70,000	332,500
Lennox International, Inc.	–	–	8,000	347,200	–	–	8,000	347,200
Meritor, Inc. (a)	–	–	10,000	65,100	–	–	10,000	65,100
Mueller Industries, Inc.	80,150	3,663,657	–	–	–	–	80,150	3,663,657
Navigant Consulting, Inc. (a)	285,100	3,968,592	–	–	–	–	285,100	3,968,592
Old Dominion Freight Line, Inc. (a)	88,600	3,940,042	–	–	–	–	88,600	3,940,042
Primoris Services Corp.	241,200	3,478,104	–	–	–	–	241,200	3,478,104
RSC Holdings, Inc. (a)	–	–	12,000	284,640	–	–	12,000	284,640
Roadrunner Transportation Systems, Inc. (a)	–	–	16,000	277,600	–	–	16,000	277,600
Sauer-Danfoss, Inc. (a)	–	–	8,000	346,480	–	–	8,000	346,480
Simpson Manufacturing Company, Inc.	–	–	8,000	248,240	–	–	8,000	248,240
Snap-on, Inc.	–	–	5,200	325,208	–	–	5,200	325,208
Sun Hydraulics Corp.	–	–	12,000	300,360	–	–	12,000	300,360
Terex Corp. (a)	–	–	8,000	181,120	–	–	8,000	181,120
Triumph Group, Inc.	60,400	3,794,328	–	–	–	–	60,400	3,794,328
United Rentals, Inc. (a)	95,600	4,462,608	–	–	–	–	95,600	4,462,608
US Airways Group, Inc. (a)	–	–	20,000	205,200	–	–	20,000	205,200
Werner Enterprises, Inc.	–	–	13,250	312,965	–	–	13,250	312,965
Westport Innovations, Inc. (a)	–	–	7,000	219,100	–	–	7,000	219,100
		39,686,432		6,603,776		–		46,290,208
Information Technology - 4.51%
Acme Packet, Inc. (a)	–	–	2,000	56,140	–	–	2,000	56,140
ADTRAN, Inc.	–	–	3,500	106,820	–	–	3,500	106,820
Aruba Networks, Inc.	–	–	6,500	137,280	–	–	6,500	137,280
Bazaarvoice, Inc. (a)	–	–	1,000	19,810	–	–	1,000	19,810
Brocade Communications Systems, Inc. (a)	–	–	40,100	222,154	–	–	40,100	222,154
Cirrus Logic, Inc. (a)	–	–	11,000	301,180	–	–	11,000	301,180
CommVault Systems, Inc. (a)	–	–	5,000	260,350	–	–	5,000	260,350
Compuware Corp. (a)	–	–	22,000	191,840	–	–	22,000	191,840
Concur Technologies, Inc.	–	–	3,000	169,680	–	–	3,000	169,680
Cymer, Inc. (a)	–	–	4,000	207,360	–	–	4,000	207,360
Demandware, Inc. (a)	–	–	2,000	54,500	–	–	2,000	54,500
Emulex Corp. (a)	–	–	20,000	173,600	–	–	20,000	173,600
Fusion-io, Inc. (a)	–	–	1,000	25,650	–	–	1,000	25,650
Guidewire Software, Inc. (a)	–	–	2,000	54,440	–	–	2,000	54,440
Jack Henry & Associates, Inc.	–	–	22,000	747,120	–	–	22,000	747,120
Jive Software, Inc. (a)	–	–	16,000	380,960	–	–	16,000	380,960
LivePerson, Inc. (a)	–	–	1,000	15,880	–	–	1,000	15,880
Mellanox Technologies Ltd. (a)	–	–	4,000	234,360	–	–	4,000	234,360
MicroStrategy, Inc., Class A (a)	–	–	2,000	279,560	–	–	2,000	279,560
MKS Instruments, Inc.	–	–	12,000	331,800	–	–	12,000	331,800
Nanometrics, Inc. (a)	–	–	4,000	62,040	–	–	4,000	62,040
NetSuite, Inc. (a)	–	–	6,000	266,280	–	–	6,000	266,280
Netgear, Inc. (a)	94,000	3,619,000	–	–	–	–	94,000	3,619,000
OmniVision Technologies, Inc. (a)	–	–	2,000	36,840	–	–	2,000	36,840
Open Text Corp. (a)	–	–	7,175	401,728	–	–	7,175	401,728
Qlik Technologies, Inc. (a)	–	–	4,600	132,526	–	–	4,600	132,526
QLogic Corp. (a)	–	–	10,000	172,500	–	–	10,000	172,500
Quality Systems, Inc.	–	–	16,000	598,400	–	–	16,000	598,400
Radware Ltd. (a)	–	–	12,000	461,760	–	–	12,000	461,760
Sourcefire, Inc. (a)	–	–	7,000	356,930	–	–	7,000	356,930
Synchronoss Technologies, Inc. (a)	–	–	8,000	250,400	–	–	8,000	250,400
Tangoe, Inc. (a)	–	–	1,000	20,480	–	–	1,000	20,480
The Ultimate Software Group, Inc. (a)	–	–	1,800	138,888	–	–	1,800	138,888
TriQuint Semiconductor Corp. (a)	–	–	20,000	97,600	–	–	20,000	97,600
Wright Express Corp. (a)	–	–	10,000	638,200	–	–	10,000	638,200
Yelp, Inc. (a)	–	–	3,000	68,580	–	–	3,000	68,580
		3,619,000		7,673,636		–		11,292,636
Materials - 10.24%
American Vanguard Corp.	249,700	6,242,500	–	–	–	–	249,700	6,242,500
H.B. Fuller Co.	132,200	4,349,380	–	–	–	–	132,200	4,349,380
Huntsman Corp.	–	–	12,000	169,920	–	–	12,000	169,920
Innospec, Inc. (a)	–	–	10,000	302,300	–	–	10,000	302,300
Kraton Performance Polymers, Inc. (a)	–	–	8,000	208,000	–	–	8,000	208,000
Kronos Worldwide, Inc.	–	–	6,000	142,440	–	–	6,000	142,440
Neenah Paper, Inc.	157,105	4,486,919	–	–	–	–	157,105	4,486,919
NewMarket Corp.	19,900	4,442,078	1,500	334,830	–	–	21,400	4,776,908
PolyOne Corp.	–	–	20,000	277,200	–	–	20,000	277,200
Schnitzer Steel Industries, Inc., Class A	–	–	5,000	199,350	–	–	5,000	199,350
W.R. Grace & Co. (a)	71,250	4,247,212	4,000	238,440	–	–	75,250	4,485,652
		23,768,089		1,872,480		–		25,640,569
Utilities - 0.33%
ALLETE, Inc.	–	–	10,400	428,584	–	–	10,400	428,584
Portland General Electric Co.	–	–	15,400	397,782	–	–	15,400	397,782
		–		826,366		–		826,366

TOTAL COMMON STOCKS (Cost $222,496,706)		204,052,284		37,019,229		–		241,071,513

PARTNERSHIPS - 1.53%
Energy - 1.53%
Oneok Partners L.P.	68,600	3,825,136	–	–	–	–	68,600	3,825,136
TOTAL PARTNERSHIPS (Cost $3,960,624)		3,825,136		–		–		3,825,136

	No. of		No. of		No. of		No. of
RIGHTS - 0.00%	Rights	Fair Value	Rights	Fair Value	Rights	Fair Value	Rights	Fair Value
Health Care - 0.00%
Forest Laboratories, Inc., Contingent Value Rights (a)(b)	–	–	5,500	5,225	–	–	5,500	5,225
TOTAL RIGHTS (Cost $0)		–		5,225		–		5,225

	Principal		Principal		Principal		Principal
SHORT-TERM INVESTMENTS - 2.39%	Amount	Fair Value	Amount	Fair Value	Amount	Fair Value	Amount	Fair Value
Demand Note - 0.75%
American Family Financial Services, 0.100% (c)	$1,877,620	1,877,620	$-	–	$-	–	$1,877,620	1,877,620
TOTAL DEMAND NOTE (Cost $1,877,620)		1,877,620		–		–		1,877,620

	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Money Market Funds - 1.64%
Fidelity Government Portfolio - Institutional Class 0.010% (d)	2,791,135	2,791,135	1,323,204	1,323,204	–	–	4,114,339	4,114,339
TOTAL MONEY MARKET FUNDS (Cost $4,114,339)		2,791,135		1,323,204		–		4,114,339
TOTAL SHORT-TERM INVESTMENTS (Cost $5,991,959)		4,668,755		1,323,204		–		5,991,959

Total Investments (e) (Cost $232,449,289) - 100.20%		212,546,175		38,347,658		–		250,893,833
Other Assets Less Liabilities- (0.20)%		(661,225)		168,471		–		(492,754)
TOTAL NET ASSETS - 100.00%		$211,884,950		$38,516,129		$–		$250,401,079

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is fair valued.
(c)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of April 30, 2012.
(d)	The rate listed is the fund's 7-day yield as of April 30, 2012.
(e)	All of the investments of the FBR Small Cap Fund are eligible investments of the Hennessy Cornerstone Growth Fund.

B-3

Summary of Fair Value Exposure at April 30, 2012

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Growth Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$102,912,424	$-	$-	$102,912,424
Consumer Staples	16,458,782	-	-	16,458,782
Health Care	17,607,557	-	-	17,607,557
Industrials	39,686,432	-	-	39,686,432
Information Technology	3,619,000	-	-	3,619,000
Materials	23,768,089	-	-	23,768,089
Utilities	-	-	-	-
Total Common Stock	$204,052,284	$-	$-	$204,052,284

Partnerships
Energy	3,825,136	-	-	3,825,136
Total Partnerships	$3,825,136	$-	$-	$3,825,136

Short-Term Investments
Money Market Funds	2,791,135	-	-	2,791,135
Demand Notes	-	1,877,620	-	1,877,620
Total Short-Term Investments	$2,791,135	$1,877,620	$-	$4,668,755

Total Investments in Securities	$210,668,555	$1,877,620	$-	$212,546,175

The folllowing is a summary of the inputs used to value the FBR Small Cap Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,806,974	$-	$-	$4,806,974
Energy	3,203,699	-	-	3,203,699
Financials	8,538,416	-	-	8,538,416
Health Care	3,493,882	-	-	3,493,882
Industrials	6,603,776	-	-	6,603,776
Information Technology	7,673,636	-	-	7,673,636
Materials	1,872,480	-	-	1,872,480
Utilities	826,366	-	-	826,366
Total Common Stock	$37,019,229	$-	$-	$37,019,229

Rights
Health Care	-	-	5,225	5,225
Total Rights	$-	$-	$5,225	$5,225

Short-Term Investments
Money Market Funds	1,323,204	-	-	1,323,204
Demand Notes	-	-	-	-
Total Short-Term Investments	$1,323,204	$-	$-	$1,323,204

Total Investments in Securities	$38,342,433	$-	$5,225	$38,347,658

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Growth Pro Forma Combined Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$107,719,398	$-	$-	$107,719,398
Consumer Staples	16,458,782	-	-	16,458,782
Energy	3,203,699	-	-	3,203,699
Financials	8,538,416	-	-	8,538,416
Health Care	21,101,439	-	-	21,101,439
Industrials	46,290,208	-	-	46,290,208
Information Technology	11,292,636	-	-	11,292,636
Materials	25,640,569	-	-	25,640,569
Utilities	826,366	-	-	826,366
Total Common Stock	$241,071,513	$-	$-	$241,071,513

Partnerships
Energy	3,825,136	-	-	3,825,136
Total Partnerships	$3,825,136	$-	$-	$3,825,136

Rights
Health Care	-	-	5,225	5,225
Total Rights	$-	$-	$5,225	$5,225

Short-Term Investments
Money Market Funds	4,114,339	-	-	4,114,339
Demand Notes	-	1,877,620	-	1,877,620
Total Short-Term Investments	$4,114,339	$1,877,620	$-	$5,991,959

Total Investments in Securities	$249,010,988	$1,877,620	$5,225	$250,893,833

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of 4/30/11	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 4/30/12	$5,225

Change in unrealized apreciation/depreciation during the period for level 3 investments held at April 30, 2012	$-

The accompanying notes are an integral part of these financial statements.

B-4

PRO FORMA COMBINED

STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2012 (Unaudited)

Hennessy Cornerstone Growth Fund

FBR Small Cap Fund

Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE
	HENNESSY	FBR			GROWTH FUND
	CORNERSTONE	SMALL CAP	PRO FORMA		PRO FORMA
	GROWTH FUND	FUND	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $196,940,125 and $35,509,164, respectively)	$212,546,175	$38,347,658	$-		$250,893,833
Dividends and interest receivable	78,155	13,687	-		91,842
Receivable for fund shares sold	137,150	220,468	-		357,618
Receivable for securities sold	-	172,075	-		172,075
Prepaid expenses and other assets	22,054	14,632	-		36,686
Total Assets	212,783,534	38,768,520	-		251,552,054

LIABILITIES:
Payable for fund shares redeemed	547,933	174,960	-		722,893
Payable to Advisor	127,361	17,586	-		144,947
Payable to Administrator	127,149	1,268	-		128,417
Payable to Auditor	-	-	-		-
Payable to Distributor	-	6,538	-		6,538
Accrued interest payable	157	-	-		157
Accrued service fees	16,993	-	-		16,993
Accrued expenses and other payables	78,991	52,039	-		131,030
Total Liabilities	898,584	252,391	-		1,150,975

NET ASSETS	$211,884,950	$38,516,129	$-		$250,401,079

NET ASSETS CONSIST OF:
Capital stock	$440,660,726	$42,365,212	$-		$483,025,938
Accumulated net investment income (loss)	(301,935)	(98,062)	-		(399,997)
Accumulated net realized gain (loss) on investments	(244,079,891)	(6,589,515)	-		(250,669,406)
Unrealized net appreciation (depreciation) on investments	15,606,050	2,838,494	-		18,444,544
Total Net Assets	$211,884,950	$38,516,129	$-		$250,401,079

NET ASSETS

Original Class:
Shares authorized ($.0001)	25,000,000,000	N/A			25,000,000,000
Net assets applicable to outstanding Original Class shares	$209,189,908		$-		$209,189,908
Shares issued and outstanding	17,696,475		-		17,696,475
Net asset value, offering price and redemption price per share	$11.82		$-		$11.82

Investor Class:
Shares authorized (no par value)	N/A	Unlimited	-		-
Net assets applicable to outstanding Investor Class shares		$31,639,194	$(31,639,194)		$-
Shares issued and outstanding		2,226,088	(2,226,088)		-
Net asset value, offering price and redemption price per share		$14.21	$-		$-

Institutional Class:
Shares authorized ($.0001 and no par value, respectively)	25,000,000,000	Unlimited			25,000,000,000
Net assets applicable to outstanding Institutional Class shares	$2,695,042	$6,876,935	$31,639,194		$41,211,171
Shares issued and outstanding	224,799	535,889	2,676,821	(A)	3,437,509
Net asset value, offering price and redemption price per share	$11.99	$12.83	$-		$11.99

(A) Investor Class shares of the FBR Small Cap Fund will be converted to Institutional Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in reorganization.

The accompanying notes are an integral part of these financial statements.

B-5

PRO FORMA COMBINED

STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2012 (Unaudited)

Hennessy Cornerstone Growth Fund

FBR Small Cap Fund

Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE
	HENNESSY	FBR			GROWTH FUND
	CORNERSTONE	SMALL CAP	PRO FORMA		PRO FORMA
	GROWTH FUND	FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$1,559,794	$323,383	$-		$1,883,177
Interest income	1,752	39	-		1,791
Total investment income	1,561,546	323,422	-		1,884,968

EXPENSES:
Investment advisory fees (See Note 4)	1,369,690	362,244	(66,813	)(A)	1,665,121
Administration, fund accounting, custody and transfer agent fees	471,987	86,344	15,461	(A)	573,792
Service fees - Original Class (See Note 4)	182,649	-	-		182,649
Distribution fees - Investor Class (See Note 4)	-	74,470	(74,470	)(B)	-
Federal and state registration fees	32,438	36,579	(36,017	)(C)	33,000
Professional fees	27,326	50,036	(46,862	)(C)	30,500
Compliance expense	10,124	10,772	(8,896	)(C)	12,000
Reports to shareholders	47,174	13,672	(846	)(C)	60,000
Directors'/Trustees' fees and expenses	10,089	15,573	(15,662	)(C)	10,000
Sub-transfer agent expenses - Original/Investor Class	285,412	32,403	(32,403	)(D)	285,412
Sub-transfer agent expenses - Institutional Class	340	6,147	17,527	(D)	24,014
Interest expense	1,112	-	-		1,112
Other	21,286	12,441	(13,227	)(C)	20,500
Total expenses before expense reimbursement/waiver	2,459,627	700,681	(262,208)		2,898,100
Expense reimbursement and/or fee waivers (See Note 4)	(2,677)	(143,473)	84,311	(E)	(61,839)
Net expenses	2,456,950	557,208	(177,897)		2,836,261
NET INVESTMENT INCOME (LOSS)	$(895,404)	$(233,786)	$177,897		$(951,293)

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on investments	$758,907	$3,577,276	$-		$4,336,183
Change in unrealized appreciation (depreciation) on investments	(10,729,218)	(4,482,476)	-		(15,211,694)
Net gain (loss) on investments	(9,970,311)	(905,200)	-		(10,875,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,865,715)	$(1,138,986)	$177,897		$(11,826,804)

(1) Net of foreign taxes withheld of $1,014 and $0 respectively.

(A) Based on the contract in effect for the surviving fund.

(B) The surviving fund will have no Distribution (12b-1) fees.

(C) The adjustments to federal and state registration fees, professional fees, compliance expense, reports to shareholders and Directors'/Trustees' fees and expenses and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(D) The adjustments to the Sub-transfer Agent expenses are due to the conversion of the FBR Small Cap, Investor shares into Insititional Class shares of the surviving fund.

(E) True-up to reflect combined Fund expenses, average net assets and expense limitation.

The accompanying notes are an integral part of these financial statements.

B-6

Notes to Pro Forma Combined Financial Statements of

Hennessy Cornerstone Growth Fund and FBR Small Cap Fund

April 30, 2012 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Growth Fund (the “Acquiring Fund”), is a diversified series of The Hennessy Mutual Funds, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The FBR Small Cap Fund (the “Target Fund”), is a non-diversified series of FBR Funds, which is registered as an open-end management investment company under the 1940 Act

Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2012. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2012. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi annual report dated April 30, 2012.

The reorganization involves the transfer of all of the assets and stated liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Agreement and Plan of Reorganization. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Target Fund and the Acquiring Fund (collectively, the “Funds”), in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

       Level 1 –  Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

       Level 2 –  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in  which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

B-7

      Level 3 –  Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

 Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of April 30, 2012, are included with the Funds’ Schedule of Investments.

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

B-8

c) Other

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc., (the “Advisor”) will serve as the Acquiring Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization.  U.S. Bank, N.A. will serve as the custodian to the Acquiring Fund after the reorganization.

4. Share Classes and Fees

The Target Fund offers Investor and Institutional Class shares. The Acquiring Fund offers Original and Institutional Class shares. Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any. Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory fee and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2012.

The Pro Forma net asset values per share assume shareholders of the Investor Class shares and the Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2012, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Target Fund by the net asset value per share of the Institutional Class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Acquiring Fund pays Hennessy Advisors, Inc., (“Hennessy”) a monthly fee at the annual rate of 0.74% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization. Pursuant to an expense cap agreement, Hennessy has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Fund’s net assets for the Institutional Class shares.

B-9

Currently, the Target Fund pays FBR Fund Advisers, Inc., (“FBR”) a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.  FBR has contractually agreed to limit each class of shares total operating expenses at 1.45% and 1.20% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expense, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses) of the Investor and Institutional Class shares, respectively.

FBR Funds, on behalf of the Investor Class shares of the Target Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Target Fund pays FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Acquiring Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.

The Acquiring Fund is subject to a shareholder servicing fee of up to 0.10% of the Fund’s average daily net assets attributable to Original Class shares which is payable to Hennessy, as described in the Acquiring Fund’s prospectus. This agreement will continue in effect following the reorganization. The Target Fund has not adopted a shareholder servicing plan.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at April 30, 2012, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2012:

	Hennessy Cornerstone Growth Fund	FBR Small Cap Fund	Pro Forma Adjustments	Hennessy Cornerstone Growth Fund Pro Forma Combined
Original Class
Shares Outstanding	17,696,475	N/A	-	17,696,475
Investor Class
Shares Outstanding	N/A	2,226,088	(2,226,088)	-
Institutional Class
Shares Outstanding	224,799	535,889	2,676,821	3,437,509

6. Merger Costs

All costs associated with the reorganization will be paid by Hennessy Advisors, Inc., and FBR Fund Advisers, Inc.

B-10

PRO FORMA COMBINED

SCHEDULES OF INVESTMENTS - April 30, 2012 (Unaudited)

Hennessy Focus 30 Fund

FBR Mid Cap Fund

Hennessy Focus 30 Fund Pro Forma Combined

							HENNESSY
							FOCUS 30
	HENNESSY		FBR				FUND
	FOCUS 30		MID CAP		PRO FORMA		PRO FORMA
	FUND		FUND		ADJUSTMENTS		COMBINED
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
COMMON STOCKS - 91.74%
Consumer Discretionary - 30.47%
Abercrombie & Fitch Co., Class A	–	$–	6,615	$331,875	–	$–	6,615	$331,875
Bed Bath & Beyond, Inc. (a)	–	–	3,900	274,521	–	–	3,900	274,521
Big Lots, Inc. (a)	–	–	9,080	332,691	–	–	9,080	332,691
Deckers Outdoor Corp. (a)	–	–	2,250	114,773	–	–	2,250	114,773
Dominos Pizza, Inc. (a)	132,700	5,017,387	–	–	–	–	132,700	5,017,387
Family Dollar Stores, Inc.	71,400	4,823,070	–	–	–	–	71,400	4,823,070
Genesco, Inc. (a)	72,700	5,452,500	–	–	–	–	72,700	5,452,500
Genuine Parts Co.	73,800	4,780,764	3,400	220,252	–	–	77,200	5,001,016
Guess?, Inc.	–	–	2,700	79,056	–	–	2,700	79,056
HSN, Inc.	117,800	4,558,860	–	–	–	–	117,800	4,558,860
LKQ Corp. (a)	147,200	4,923,840	–	–	–	–	147,200	4,923,840
Magna International, Inc.	–	–	10,930	479,062	–	–	10,930	479,062
Mattel, Inc.	–	–	12,824	430,886	–	–	12,824	430,886
Petsmart, Inc.	88,100	5,132,706	–	–	–	–	88,100	5,132,706
Ross Stores, Inc.	96,500	5,943,435	–	–	–	–	96,500	5,943,435
Sally Beauty Holdings, Inc. (a)	230,800	6,139,280	–	–	–	–	230,800	6,139,280
Tiffany & Co.	–	–	7,735	529,538	–	–	7,735	529,538
Tupperware Brands Corp.	–	–	1,650	102,778	–	–	1,650	102,778
V.F. Corp.	–	–	2,229	338,919	–	–	2,229	338,919
Williams Sonoma, Inc.	–	–	3,700	143,153	–	–	3,700	143,153
		46,771,842		3,377,504		–		50,149,346
Consumer Staples - 9.26%
Bunge Ltd.	–	–	3,022	194,919	–	–	3,022	194,919
Casey's General Stores, Inc.	88,500	4,986,975	–	–	–	–	88,500	4,986,975
Dr. Pepper Snapple Group, Inc.	105,000	4,260,900	–	–	–	–	105,000	4,260,900
Monster Beverage Corp. (a)	–	–	11,500	747,040	–	–	11,500	747,040
PriceSmart, Inc.	58,300	4,812,082	–	–	–	–	58,300	4,812,082
Tyson Foods, Inc., Class A	–	–	13,275	242,269	–	–	13,275	242,269
		14,059,957		1,184,228		–		15,244,185
Energy - 6.24%
Energen Corp.	–	–	4,677	244,981	–	–	4,677	244,981
Ensco PLC ADR	–	–	3,285	179,525	–	–	3,285	179,525
Helmerich & Payne, Inc.	–	–	2,640	135,670	–	–	2,640	135,670
Nabors Industries Ltd. (a)	–	–	7,800	129,870	–	–	7,800	129,870
Newfield Exploration Co. (a)	–	–	2,925	105,008	–	–	2,925	105,008
Pioneer Natural Resources Co.	–	–	2,975	344,564	–	–	2,975	344,564
Plains Exploration & Production Co. (a)	–	–	3,900	159,315	–	–	3,900	159,315
Rowan Companies, Inc. (a)	–	–	5,550	191,642	–	–	5,550	191,642
Tesoro Corp. (a)	163,100	3,792,075	–	–	–	–	163,100	3,792,075
Tidewater, Inc.	–	–	3,500	192,605	–	–	3,500	192,605
World Fuel Services Corp.	108,900	4,798,134	–	–	–	–	108,900	4,798,134
		8,590,209		1,683,180		–		10,273,389

Financials - 2.16%
Comerica, Inc.	–	–	6,375	204,128	–	–	6,375	204,128
Fifth Third Bancorp	–	–	17,900	254,717	–	–	17,900	254,717
First Niagara Financial Group, Inc.	–	–	20,000	178,800	–	–	20,000	178,800
KeyCorp	–	–	26,950	216,678	–	–	26,950	216,678
M&T Bank Corp.	–	–	2,546	219,643	–	–	2,546	219,643
New York Community Bancorp, Inc.	–	–	11,785	158,980	–	–	11,785	158,980
People's United Financial, Inc.	–	–	10,250	126,485	–	–	10,250	126,485
Raymond James Financial, Inc.	–	–	8,700	318,594	–	–	8,700	318,594
Regions Financial Corp.	–	–	47,200	318,128	–	–	47,200	318,128
Reinsurance Group of America, Inc.	–	–	4,500	261,630	–	–	4,500	261,630
SEI Investments Co.	–	–	20,450	412,885	–	–	20,450	412,885
T. Rowe Price Group, Inc.	–	–	6,821	430,507	–	–	6,821	430,507
W.R. Berkley Corp.	–	–	6,800	256,088	–	–	6,800	256,088
Zions Bancorp	–	–	9,600	195,744	–	–	9,600	195,744
		–		3,553,007		–		3,553,007
Health Care - 1.03%
C.R. Bard, Inc.	–	–	2,446	242,056	–	–	2,446	242,056
Covance, Inc. (a)	–	–	2,600	121,576	–	–	2,600	121,576
Endo Pharmaceuticals Holdings, Inc. (a)	–	–	9,050	318,017	–	–	9,050	318,017
Forest Laboratories, Inc. (a)	–	–	6,438	224,236	–	–	6,438	224,236
Humana, Inc.	–	–	1,400	112,952	–	–	1,400	112,952
Lincare Holdings, Inc.	–	–	6,995	170,678	–	–	6,995	170,678
Techne Corp.	–	–	3,385	226,592	–	–	3,385	226,592
Varian Medical Systems, Inc. (a)	–	–	4,444	281,838	–	–	4,444	281,838
		–		1,697,945		–		1,697,945
Industrials - 12.85%
Copart, Inc (a)	–	–	14,970	395,358	–	–	14,970	395,358
Kansas City Southern	–	–	5,950	458,269	–	–	5,950	458,269
Kirby Corp. (a)	–	–	3,700	245,569	–	–	3,700	245,569
MSC Industrial Direct Company, Inc., Class A	–	–	2,800	206,388	–	–	2,800	206,388
Mueller Industries, Inc.	94,600	4,324,166	–	–	–	–	94,600	4,324,166
Pall Corp.	–	–	7,195	428,894	–	–	7,195	428,894
Roper Industries, Inc.	–	–	4,592	467,925	–	–	4,592	467,925
Spirit AeroSystems Holdings, Inc., Class A (a)	–	–	10,300	257,500	–	–	10,300	257,500
Teledyne Technologies, Inc. (a)	77,200	4,988,664	–	–	–	–	77,200	4,988,664
Towers Watson & Co.	65,932	4,311,952	–	–	–	–	65,932	4,311,952
Triumph Group, Inc.	80,600	5,063,292	–	–	–	–	80,600	5,063,292
		18,688,074		2,459,903		–		21,147,977
Information Technology - 4.98%
Activision Blizzard, Inc.	–	–	32,168	414,002	–	–	32,168	414,002
Check Point Software Technologies Ltd. (a)	–	–	8,403	488,466	–	–	8,403	488,466
Dolby Laboratories, Inc., Class A (a)	–	–	6,625	259,899	–	–	6,625	259,899
FactSet Research Systems, Inc.	–	–	3,797	398,154	–	–	3,797	398,154
FLIR Systems, Inc.	–	–	9,075	203,824	–	–	9,075	203,824
Jabil Circuit, Inc.	210,700	4,940,915	–	–	–	–	210,700	4,940,915
Microchip Technology, Inc.	–	–	4,900	173,166	–	–	4,900	173,166
Paychex, Inc.	–	–	9,575	296,634	–	–	9,575	296,634
SanDisk Corp. (a)	–	–	3,400	125,834	–	–	3,400	125,834
Seagate Technology PLC	–	–	9,700	298,372	–	–	9,700	298,372
Siliconware Precision Industries Company Ltd. ADR	–	–	30,900	180,147	–	–	30,900	180,147
Western Digital Corp. (a)	–	–	4,900	190,169	–	–	4,900	190,169
Xilinx, Inc.	–	–	6,200	225,556	–	–	6,200	225,556
		4,940,915		3,254,223		–		8,195,138
Materials - 0.17%
Sigma-Aldrich Corp.	–	–	3,984	282,466	–	–	3,984	282,466
		–		282,466		–		282,466
Telecommunication Services - 0.12%
Telephone & Data Systems, Inc.	–	–	7,880	191,405	–	–	7,880	191,405
		–		191,405		–		191,405

Utilities - 24.46%
Alliant Energy Corp.	101,400	4,587,336	–	–	–	–	101,400	4,587,336
Centerpoint Energy, Inc.	199,200	4,025,832	–	–	–	–	199,200	4,025,832
CMS Energy Corp.	200,900	4,618,691	–	–	–	–	200,900	4,618,691
New Jersey Resources Corp.	91,700	3,965,108	–	–	–	–	91,700	3,965,108
NiSource, Inc.	185,100	4,562,715	–	–	–	–	185,100	4,562,715
Pinnacle West Capital Corp.	90,900	4,395,015	–	–	–	–	90,900	4,395,015
Scana Corp.	99,000	4,565,880	–	–	–	–	99,000	4,565,880
UIL Holdings Corp.	124,700	4,285,939	–	–	–	–	124,700	4,285,939
Westar Energy, Inc.	151,900	4,358,011	10,650	305,548	–	–	162,550	4,663,559
Ameren Corp.	–	–	8,800	288,552	–	–	8,800	288,552
NRG Energy, Inc. (a)	–	–	17,700	300,900	–	–	17,700	300,900
		39,364,527		895,000		–		40,259,527

TOTAL COMMON STOCKS (Cost $130,978,027)		132,415,524		18,578,861		–		150,994,385

PARTNERSHIPS - 6.11%
Energy - 6.11%
Oneok Partners L.P.	86,700	4,834,392	–	–	–	–	86,700	4,834,392
Sunoco Logistics Partners L.P.	128,100	5,212,389	–	–	–	–	128,100	5,212,389
TOTAL PARTNERSHIPS (Cost $8,098,361)		10,046,781		–		–		10,046,781

SHORT-TERM INVESTMENTS - 2.16%	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Money Market Funds - 2.16%
Fidelity Government Portfolio - Institutional Class 0.010% (b)	3,182,672	3,182,672	374,927	374,927	–	–	3,557,599	3,557,599
TOTAL MONEY MARKET FUNDS (Cost $3,557,599)		3,182,672		374,927		–		3,557,599
TOTAL SHORT-TERM INVESTMENTS (Cost $3,557,599)		3,182,672		374,927		–		3,557,599

Total Investments (c) (Cost $142,633,947) - 100.01%		145,644,977		18,953,788		–		164,598,765
Liabilities Less Other Assets - (0.01)%		(18,066)		(2,176)		–		(20,242)
TOTAL NET ASSETS - 100.00%		$145,626,911		$18,951,612		$–		$164,578,523

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Liability Company
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of April 30, 2012.
(c)	All of the investments of the FBR Mid Cap Fund are eligible investments of the Hennessy Focus 30 Fund.

B-11

Summary of Fair Value Exposure at April 30, 2012

The folllowing is a summary of the inputs used to value the Hennessy Focus 30 Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$46,771,842	$-	$-	$46,771,842
Consumer Staples	14,059,957	-	-	14,059,957
Energy	8,590,209	-	-	8,590,209
Industrials	18,688,074	-	-	18,688,074
Information Technology	4,940,915	-	-	4,940,915
Utilities	39,364,527	-	-	39,364,527
Total Common Stock	$132,415,524	$-	$-	$132,415,524

Short-Term Investments
Money Market Funds	3,182,672	-	-	3,182,672
Total Short-Term Investments	$3,182,672	$-	$-	$3,182,672

Total Investments in Securities	$145,644,977	$-	$-	$145,644,977

The folllowing is a summary of the inputs used to value the FBR Mid Cap Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,377,504	$-	$-	$3,377,504
Consumer Staples	1,184,228	-	-	1,184,228
Energy	1,683,180	-	-	1,683,180
Financials	3,553,007	-	-	3,553,007
Health Care	1,697,945	-	-	1,697,945
Industrials	2,459,903	-	-	2,459,903
Information Technology	3,254,223	-	-	3,254,223
Materials	282,466	-	-	282,466
Telecommunication Services	191,405	-	-	191,405
Utilities	895,000	-	-	895,000
Total Common Stock	$18,578,861	$-	$-	$18,578,861

Short-Term Investments
Money Market Funds	374,927	-	-	374,927
Total Short-Term Investments	$374,927	$-	$-	$374,927

Total Investments in Securities	$18,953,788	$-	$-	$18,953,788

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Hennessy Focus 30 Pro Forma Combined Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$50,149,346	$-	$-	$50,149,346
Consumer Staples	15,244,185	-	-	15,244,185
Energy	10,273,389	-	-	10,273,389
Financials	3,553,007	-	-	3,553,007
Health Care	1,697,945	-	-	1,697,945
Industrials	21,147,977	-	-	21,147,977
Information Technology	8,195,138	-	-	8,195,138
Materials	282,466	-	-	282,466
Telecommunication Services	191,405	-	-	191,405
Utilities	40,259,527	-	-	40,259,527
Total Common Stock	$150,994,385	$-	$-	$150,994,385

Partnerships
Energy	10,046,781	-	-	10,046,781
Total Partnerships	$10,046,781	$-	$-	$10,046,781

Short-Term Investments
Money Market Funds	3,557,599	-	-	3,557,599
Total Short-Term Investments	$3,557,599	$-	$-	$3,557,599

Total Investments in Securities	$164,598,765	$-	$-	$164,598,765

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

B-12

PRO FORMA COMBINED

STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2012 (Unaudited)

Hennessy Focus 30 Fund

FBR Mid Cap Fund

Hennessy Focus 30 Fund Pro Forma Combined

					HENNESSY
					FOCUS 30
	HENNESSY	FBR			FUND
	FOCUS 30	MID CAP	PRO FORMA		PRO FORMA
	FUND	FUND	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $126,983,034 and $15,650,953, respectively)	$145,644,977	$18,953,788	$-		$164,598,765
Dividends and interest receivable	216,896	11,137	-		228,033
Receivable for fund shares sold	156,673	13,291	-		169,964
Prepaid expenses and other assets	26,990	14,749	-		41,739
Total Assets	146,045,536	18,992,965	-		165,038,501

LIABILITIES:
Payable for fund shares redeemed	171,167	10,383	-		181,550
Payable to Advisor	86,973	1,246	-		88,219
Payable to Administrator	84,132	620	-		84,752
Payable to Distributor	-	1,479	-		1,479
Accrued interest payable	23	-	-		23
Accrued service fees	9,880	-	-		9,880
Accrued expenses and other payables	66,450	27,625	-		94,075
Total Liabilities	418,625	41,353	-		459,978

NET ASSETS	$145,626,911	$18,951,612	$-		$164,578,523

NET ASSETS CONSIST OF:
Capital stock	$168,996,792	$19,264,264	$-		$188,261,056
Accumulated net investment income (loss)	711,489	3,063	-		714,552
Accumulated net realized gain (loss) on investments	(42,743,313)	(3,618,550)	-		(46,361,863)
Unrealized net appreciation (depreciation) on investments	18,661,943	3,302,835	-		21,964,778
Total Net Assets	$145,626,911	$18,951,612	$-		$164,578,523

NET ASSETS

Original Class:
Shares authorized ($.0001)	25,000,000,000	N/A			25,000,000,000
Net assets applicable to outstanding Original Class shares	$122,158,593		$-		$122,158,593
Shares issued and outstanding	8,935,908		-		8,935,908
Net asset value, offering price and redemption price per share	$13.67		$-		$13.67

Investor Class:
Shares authorized (no par value)	N/A	Unlimited	-		-
Net assets applicable to outstanding Investor Class shares		$7,263,640	$(7,263,640)		$-
Shares issued and outstanding		550,894	(550,894)		-
Net asset value, offering price and redemption price per share		$13.19	$-		$-

Institutional Class:
Shares authorized ($.0001 and no par value, respectively)	25,000,000,000	Unlimited			25,000,000,000
Net assets applicable to outstanding Institutional Class shares	$23,468,318	$11,687,972	$7,263,640		$42,419,930
Shares issued and outstanding	1,690,018	1,023,786	340,972	(A)	3,054,776
Net asset value, offering price and redemption price per share	$13.89	$11.42	$-		$13.89

(A) Investor Class shares of the FBR Mid Cap Fund will be converted to Institutional Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in reorganization.

The accompanying notes are an integral part of these financial statements.

B-13

PRO FORMA COMBINED

STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2012 (Unaudited)

Hennessy Focus 30 Fund

FBR Mid Cap Fund

Hennessy Focus 30 Fund Pro Forma Combined

					HENNESSY
					FOCUS 30
	HENNESSY	FBR			FUND
	FOCUS 30	MID CAP	PRO FORMA		PRO FORMA
	FUND	FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$2,292,233	$274,778	$-		$2,567,011
Interest income	1,840	75	-		1,915
Total investment income	2,294,073	274,853	-		2,568,926

EXPENSES:
Investment advisory fees (See Note 4)	1,168,691	176,958	(33,464	)(A)	1,312,185
Administration, fund accounting, custody and transfer agent fees	402,724	36,094	13,354	(A)	452,172
Service fees - Original Class (See Note 4)	134,722	-	-		134,722
Distribution fees - Investor Class (See Note 4)	-	19,430	(19,430	)(B)	-
Federal and state registration fees	36,194	31,545	(32,739	)(C)	35,000
Professional fees	25,162	51,457	(51,119	)(C)	25,500
Compliance expense	10,125	9,960	(8,085	)(C)	12,000
Reports to shareholders	37,878	4,473	(351	)(C)	42,000
Directors'/Trustees' fees and expenses	11,083	15,570	(16,653	)(C)	10,000
Sub-transfer agent expenses - Original/Investor Class	241,557	14,074	(14,074	)(D)	241,557
Sub-transfer agent expenses - Institutional Class	12,700	2,246	1,468	(D)	16,414
Interest expense	3,911	-	-		3,911
Other	17,345	6,946	(7,791	)(C)	16,500
Total expenses before expense reimbursement/waiver	2,102,092	368,753	(168,884)		2,301,961
Expense reimbursement and/or fee waivers (See Note 4)	(37,154)	(133,294)	113,586	(E)	(56,862)
Net expenses	2,064,938	235,459	(55,298)		2,245,099
NET INVESTMENT INCOME (LOSS)	$229,135	$39,394	$55,298		$323,827

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on investments	$19,773,215	$330,016	$-		$20,103,231
Change in unrealized appreciation (depreciation) on investments	(24,588,774)	(968,788)	-		(25,557,562)
Net gain (loss) on investments	(4,815,559)	(638,772)	-		(5,454,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,586,424)	$(599,378)	$55,298		$(5,130,504)

(1) Net of foreign taxes withheld of $0 and $1,692 respectively.

(A) Based on the contract in effect for the surviving fund.

(B) The surviving fund will have no Distribution (12b-1) fees.

(C) The adjustments to federal and state registration fees, professional fees, compliance expense, reports to shareholders and Directors'/Trustees' fees and expenses and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(D) The adjustments to the Sub-transfer Agent expenses are due to the conversion of the FBR Small Cap, Investor shares into Insititional Class shares of the surviving fund.

(E) True-up to reflect combined Fund expenses, average net assets and expense limitation.

The accompanying notes are an integral part of these financial statements.

B-14

Notes to Pro Forma Combined Financial Statements of

Hennessy Focus 30 Fund and FBR Mid Cap Fund

April 30, 2012 (Unaudited)

1.	Basis of Combination

The Hennessy Focus 30 Fund (the “Acquiring Fund”), is a diversified series of The Hennessy Mutual Funds, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The FBR Mid Cap Fund (the “Target Fund”), is a non-diversified series of FBR Funds, which is registered as an open-end management investment company under the 1940 Act.

Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2012. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2012. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi annual report dated April 30, 2012.

The reorganization involves the transfer of all of the assets and stated liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Agreement and Plan of Reorganization. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Target Fund and the Acquiring Fund (collectively, the “Funds”), in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

       Level 1 –  Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

       Level 2 –  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in  which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

B-15

Level 3 –  Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

 Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

 Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of April 30, 2012, are included with the Funds’ Schedule of Investments.

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

B-16

c) Other

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc., (the “Advisor”) will serve as the Acquiring Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization.  U.S. Bank, N.A. will serve as the custodian to the Acquiring Fund after the reorganization.

4. Share Classes and Fees

The Target Fund offers Investor and Institutional Class shares. The Acquiring Fund offers Original and Institutional Class shares. Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any. Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory fee and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2012.

The Pro Forma net asset values per share assume shareholders of the Investor Class shares and the Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2012, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Target Fund by the net asset value per share of the Institutional Class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Acquiring Fund pays Hennessy Advisors, Inc., (“Hennessy”) a monthly fee at the annual rate of 0.74% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization. Pursuant to an expense cap agreement, Hennessy has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Fund’s net assets for the Institutional Class shares.

B-17

Currently, the Target Fund pays FBR Fund Advisers, Inc., (“FBR”) a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.  FBR has contractually agreed to limit each class of shares total operating expenses at 1.25% and 1.00% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expense, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses) of the Investor and Institutional Class shares, respectively.

FBR Funds, on behalf of the Investor Class shares of the Target Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Target Fund pays FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Acquiring Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.

The Acquiring Fund is subject to a shareholder servicing fee of up to 0.10% of the Fund’s average daily net assets attributable to Original Class shares which is payable to Hennessy, as described in the Acquiring Fund’s prospectus. This agreement will continue in effect following the reorganization. The Target Fund has not adopted a shareholder servicing plan.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at April 30, 2012, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2012:

	Hennessy Focus 30 Fund	FBR Mid Cap Fund	Pro Forma Adjustments	Hennessy Focus 30 Fund Pro Forma Combined
Original Class
Shares Outstanding	8,935,908	N/A	-	8,935,908
Investor Class
Shares Outstanding	N/A	550,894	(550,894)	-
Institutional Class
Shares Outstanding	1,690,018	1,023,786	340,972	3,054,776

6. Merger Costs

All costs associated with the reorganization will be paid by Hennessy Advisors, Inc., and FBR Fund Advisers, Inc.

B-18

PRO FORMA COMBINED

SCHEDULES OF INVESTMENTS - April 30, 2012 (Unaudited)

Hennessy Cornerstone Large Growth Fund

FBR Large Cap Fund

Hennessy Cornerstone Large Growth Fund Pro Forma Combined

							HENNESSY
							CORNERSTONE
	HENNESSY		FBR				LARGE GROWTH FUND
	CORNERSTONE LARGE		LARGE CAP		PRO FORMA		PRO FORMA
	GROWTH FUND		FUND		ADJUSTMENTS		COMBINED
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
COMMON STOCKS - 97.54%
Consumer Discretionary - 20.73%
AMC Networks, Inc. (a)	10,925	$464,313	–	$–	–	$–	10,925	$464,313
Advance Auto Parts, Inc.	22,400	2,056,320	–	–	–	–	22,400	2,056,320
Amazon.com, Inc. (a)	–	–	1,000	231,900	–	–	1,000	231,900
Apollo Group, Inc. (a)	36,900	1,299,618	–	–	–	–	36,900	1,299,618
Autoliv, Inc.	20,000	1,254,800	–	–	–	–	20,000	1,254,800
Bed Bath & Beyond, Inc. (a)	–	–	7,000	492,730	–	–	7,000	492,730
Best Buy Co., Inc.	50,700	1,118,949	–	–	–	–	50,700	1,118,949
Cablevision Systems Corp.	32,800	486,096	–	–	–	–	32,800	486,096
Coach, Inc.	–	–	8,000	585,280	–	–	8,000	585,280
Deckers Outdoor Corp. (a)	–	–	3,500	178,535	–	–	3,500	178,535
DIRECTV (a)	31,200	1,537,224	–	–	–	–	31,200	1,537,224
Dish Network Corp.	52,600	1,681,622	–	–	–	–	52,600	1,681,622
Genuine Parts Co.	–	–	11,700	757,926	–	–	11,700	757,926
Guess?, Inc.	–	–	9,400	275,232	–	–	9,400	275,232
Kohl's Corp.	–	–	11,700	586,521	–	–	11,700	586,521
Limited Brands, Inc.	36,800	1,828,960	–	–	–	–	36,800	1,828,960
Mattel, Inc.	58,300	1,958,880	–	–	–	–	58,300	1,958,880
Nordstrom, Inc.	31,700	1,770,762	–	–	–	–	31,700	1,770,762
TJX Companies, Inc.	57,800	2,410,838	–	–	–	–	57,800	2,410,838
TRW Automotive Holdings Corp. (a)	26,700	1,220,457	–	–	–	–	26,700	1,220,457
The Gap, Inc.	67,500	1,923,750	–	–	–	–	67,500	1,923,750
Tiffany & Co.	–	–	7,500	513,450	–	–	7,500	513,450
		21,012,589		3,621,574		–		24,634,163
Consumer Staples - 10.56%
Campbell Soup Co.	45,800	1,549,414	–	–	–	–	45,800	1,549,414
General Mills, Inc.	39,800	1,547,822	–	–	–	–	39,800	1,547,822
Hormel Foods Corp.	–	–	14,900	432,994	–	–	14,900	432,994
Kimberly Clark Corp.	22,900	1,796,963	–	–	–	–	22,900	1,796,963
PepsiCo., Inc.	–	–	5,800	382,800	–	–	5,800	382,800
Sysco Corp.	49,500	1,430,550	–	–	–	–	49,500	1,430,550
Unilever PLC ADR	–	–	15,000	514,800	–	–	15,000	514,800
Walgreen Co.	35,000	1,227,100	10,000	350,600	–	–	45,000	1,577,700
Wal-Mart Stores, Inc.	28,000	1,649,480	–	–	–	–	28,000	1,649,480
The Coca-Cola Co.	–	–	7,000	534,240	–	–	7,000	534,240
The Estee Lauder Companies, Inc., Class A	–	–	9,600	627,360	–	–	9,600	627,360
The Proctor & Gamble Co.	–	–	7,800	496,392	–	–	7,800	496,392
		9,201,329		3,339,186		–		12,540,515
Energy - 7.39%
Apache Corp.	–	–	4,202	403,140	–	–	4,202	403,140
Chevron Corp.	15,100	1,609,056	–	–	–	–	15,100	1,609,056
Cimarex Energy Co.	16,700	1,154,137	–	–	–	–	16,700	1,154,137
Devon Energy Corp.	–	–	8,800	614,680	–	–	8,800	614,680
Diamond Offshore Drilling, Inc.	22,100	1,514,955	–	–	–	–	22,100	1,514,955
Exxon Mobil Corp.	19,000	1,640,460	–	–	–	–	19,000	1,640,460
Halliburton Co.	–	–	11,000	376,420	–	–	11,000	376,420
Hess Corp.	–	–	9,000	469,260	–	–	9,000	469,260
Murphy Oil Corp.	–	–	8,200	450,754	–	–	8,200	450,754
Patterson-UTI Energy, Inc.	–	–	8,900	143,913	–	–	8,900	143,913
Range Resources Corp.	–	–	6,000	399,960	–	–	6,000	399,960
		5,918,608		2,858,127		–		8,776,735

Financials - 7.15%
Bank of America Corp.	–	–	60,000	486,600	–	–	60,000	486,600
Capital One Financial Corp.	–	–	10,000	554,800	–	–	10,000	554,800
Citigroup, Inc.	–	–	12,000	396,480	–	–	12,000	396,480
Discover Financial Services	–	–	18,000	610,200	–	–	18,000	610,200
Franklin Resources, Inc.	–	–	3,575	448,698	–	–	3,575	448,698
JPMorgan Chase & Co.	–	–	16,725	718,841	–	–	16,725	718,841
Morgan Stanley	–	–	13,000	224,640	–	–	13,000	224,640
Prudential Financial, Inc.	–	–	6,200	375,348	–	–	6,200	375,348
T. Rowe Price Group, Inc.	–	–	9,000	568,035	–	–	9,000	568,035
The Chubb Corp.	–	–	7,800	569,946	–	–	7,800	569,946
The PNC Financial Services Group, Inc.	–	–	6,000	397,920	–	–	6,000	397,920
The Progressive Corp.	72,100	1,535,730	–	–	–	–	72,100	1,535,730
Torchmark Corp.	–	–	4,400	214,324	–	–	4,400	214,324
U.S. Bancorp	–	–	18,500	595,145	–	–	18,500	595,145
Wells Fargo & Co.	–	–	24,000	802,320	–	–	24,000	802,320
		1,535,730		6,963,297		–		8,499,027
Health Care - 14.75%
Abbott Laboratories	–	–	8,640	536,198	–	–	8,640	536,198
Aetna, Inc.	36,100	1,589,844	–	–	–	–	36,100	1,589,844
Baxter International, Inc.	–	–	8,475	469,600	–	–	8,475	469,600
Cerner Corp. (a)	–	–	9,200	746,028	–	–	9,200	746,028
CIGNA Corp.	32,300	1,493,229	–	–	–	–	32,300	1,493,229
C.R. Bard, Inc.	–	–	2,970	293,911	–	–	2,970	293,911
Eli Lilly & Co.	40,300	1,668,017	13,500	558,765	–	–	53,800	2,226,782
Forest Laboratories, Inc. (a)	45,900	1,598,697	–	–	–	–	45,900	1,598,697
Gilead Sciences, Inc. (a)	37,800	1,965,978	6,700	348,467	–	–	44,500	2,314,445
HCA Holdings, Inc.	44,700	1,203,324	–	–	–	–	44,700	1,203,324
Humana, Inc.	19,700	1,589,396	–	–	–	–	19,700	1,589,396
Merck & Company, Inc.	–	–	14,400	565,056	–	–	14,400	565,056
Novartis AG	–	–	10,700	590,319	–	–	10,700	590,319
Stryker Corp.	–	–	10,700	583,899	–	–	10,700	583,899
UnitedHealth Group, Inc.	30,800	1,729,420	–	–	–	–	30,800	1,729,420
		12,837,905		4,692,243		–		17,530,148
Industrials - 10.25%
3M Co.	–	–	11,500	1,027,640	–	–	11,500	1,027,640
Cummins, Inc.	–	–	6,000	694,980	–	–	6,000	694,980
FedEx Corp.	–	–	6,100	538,264	–	–	6,100	538,264
General Dynamics Corp.	20,600	1,390,500	–	–	–	–	20,600	1,390,500
General Electric Co.	–	–	43,600	853,688	–	–	43,600	853,688
Lockheed Martin Corp.	19,400	1,756,476	–	–	–	–	19,400	1,756,476
Norfolk Southern Corp.	–	–	8,600	627,198	–	–	8,600	627,198
Raytheon Co.	31,300	1,694,582	–	–	–	–	31,300	1,694,582
The Boeing Co.	19,500	1,497,600	–	–	–	–	19,500	1,497,600
The Timken Co.	29,100	1,644,441	–	–	–	–	29,100	1,644,441
Union Pacific Corp.	–	–	4,000	449,760	–	–	4,000	449,760
		7,983,599		4,191,530		–		12,175,129
Information Technology - 19.64%
Apple, Inc. (a)	–	–	3,550	2,074,052	–	–	3,550	2,074,052
Applied Materials, Inc.	103,400	1,239,766	29,400	352,506	–	–	132,800	1,592,272
Automatic Data Processing, Inc.	–	–	7,000	389,340	–	–	7,000	389,340
Check Point Software Technologies Ltd. (a)	–	–	7,000	406,910	–	–	7,000	406,910
Cisco Systems, Inc.	–	–	30,000	604,500	–	–	30,000	604,500
Citrix Systems, Inc. (a)	–	–	3,600	308,196	–	–	3,600	308,196
Dell, Inc. (a)	92,200	1,509,314	–	–	–	–	92,200	1,509,314
Google, Inc., Class A (a)	–	–	1,300	786,799	–	–	1,300	786,799
Harris Corp.	31,500	1,434,510	–	–	–	–	31,500	1,434,510
Hewlett-Packard Co.	37,600	930,976	–	–	–	–	37,600	930,976
Intel Corp.	65,900	1,871,560	27,000	766,800	–	–	92,900	2,638,360
International Business Machines Corp.	9,100	1,884,428	3,000	621,240	–	–	12,100	2,505,668
LAM Research Corp. (a)	32,600	1,357,790	–	–	–	–	32,600	1,357,790
LinkedIn Corp., Class A (a)	–	–	900	97,605	–	–	900	97,605
MICROS Systems, Inc. (a)	–	–	8,000	454,640	–	–	8,000	454,640
Microsoft Corp.	60,800	1,946,816	18,350	587,567	–	–	79,150	2,534,383
NetApp, Inc. (a)	–	–	9,900	384,417	–	–	9,900	384,417
Oracle Corp.	–	–	20,000	587,800	–	–	20,000	587,800
Paychex, Inc.	–	–	12,000	371,760	–	–	12,000	371,760
Rackspace Hosting, Inc. (a)	–	–	6,000	348,540	–	–	6,000	348,540
salesforce.com, Inc. (a)	–	–	1,800	280,314	–	–	1,800	280,314
SanDisk Corp. (a)	–	–	3,800	140,638	–	–	3,800	140,638
Texas Instruments, Inc.	44,200	1,411,748	–	–	–	–	44,200	1,411,748
Yahoo, Inc.	–	–	12,300	191,142	–	–	12,300	191,142
		13,586,908		9,754,766		–		23,341,674
Materials - 5.24%
Cliffs Natural Resources Inc.	18,000	1,120,680	–	–	–	–	18,000	1,120,680
Eastman Chemical Co.	29,100	1,570,527	–	–	–	–	29,100	1,570,527
E.I. du Pont de Nemours and Co.	–	–	6,000	320,760	–	–	6,000	320,760
Freeport-McMoRan Copper & Gold, Inc.	32,000	1,225,600	10,000	383,000	–	–	42,000	1,608,600
Monsanto Co.	–	–	3,000	228,540	–	–	3,000	228,540
Newmont Mining Corp.	28,900	1,377,085	–	–	–	–	28,900	1,377,085
		5,293,892		932,300		–		6,226,192
Telecommunication Services - 0.72%
AT&T, Inc.	–	–	15,000	493,650	–	–	15,000	493,650
Verizon Communications, Inc.	–	–	9,000	363,420	–	–	9,000	363,420
		–		857,070		–		857,070

Utilities - 1.11%
Edison International	–	–	4,800	211,248	–	–	4,800	211,248
Exelon Corp.	–	–	14,000	546,140	–	–	14,000	546,140
PG&E Corp.	–	–	8,500	375,530	–	–	8,500	375,530
Public Service Enterprise Group, Inc.	–	–	6,100	190,015	–	–	6,100	190,015
		–		1,322,933		–		1,322,933

TOTAL COMMON STOCKS (Cost $104,486,221)		77,370,560		38,533,026		–		115,903,586

SHORT-TERM INVESTMENTS - 2.53%	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Money Market Funds - 2.53%
Fidelity Government Portfolio - Institutional Class 0.010% (b)	2,613,905	2,613,905	397,333	397,333	–	–	3,011,238	3,011,238
TOTAL MONEY MARKET FUNDS (Cost $3,011,238)		2,613,905		397,333		–		3,011,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,011,238)		2,613,905		397,333		–		3,011,238

Total Investments (c) (Cost $107,497,459) - 100.07%		79,984,465		38,930,359		–		118,914,824
Liabilities Less Other Assets - (0.07)%		(13,461)		(75,450)		–		(88,911)
TOTAL NET ASSETS - 100.00%		$79,971,004		$38,854,909		$–		$118,825,913

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Liability Company
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of April 30, 2012.
(c)	All of the investments of the FBR Large Cap Fund are eligible investments of the Hennessy Cornerstone Large Growth Fund.

B-19

Summary of Fair Value Exposure at April 30, 2012

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Large Growth Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,012,589	$-	$-	$21,012,589
Consumer Staples	9,201,329	-	-	9,201,329
Energy	5,918,608	-	-	5,918,608
Financials	1,535,730	-	-	1,535,730
Health Care	12,837,905	-	-	12,837,905
Industrials	7,983,599	-	-	7,983,599
Information Technology	13,586,908	-	-	13,586,908
Materials	5,293,892	-	-	5,293,892
Total Common Stock	$77,370,560	$-	$-	$77,370,560

Short-Term Investments
Money Market Funds	2,613,905	-	-	2,613,905
Total Short-Term Investments	$2,613,905	$-	$-	$2,613,905

Total Investments in Securities	$79,984,465	$-	$-	$79,984,465

The folllowing is a summary of the inputs used to value the FBR Large Cap Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,621,574	$-	$-	$3,621,574
Consumer Staples	3,339,186	-	-	3,339,186
Energy	2,858,127	-	-	2,858,127
Financials	6,963,297	-	-	6,963,297
Health Care	4,692,243	-	-	4,692,243
Industrials	4,191,530	-	-	4,191,530
Information Technology	9,754,766	-	-	9,754,766
Materials	932,300	-	-	932,300
Telecommunication Services	857,070	-	-	857,070
Utilities	1,322,933	-	-	1,322,933
Total Common Stock	$38,533,026	$-	$-	$38,533,026

Short-Term Investments
Money Market Funds	397,333	-	-	397,333
Total Short-Term Investments	$397,333	$-	$-	$397,333

Total Investments in Securities	$38,930,359	$-	$-	$38,930,359

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Large Growth Pro Forma Combined Fund's net assets as of April 30, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$24,634,163	$-	$-	$24,634,163
Consumer Staples	12,540,515	-	-	12,540,515
Energy	8,776,735	-	-	8,776,735
Financials	8,499,027	-	-	8,499,027
Health Care	17,530,148	-	-	17,530,148
Industrials	12,175,129	-	-	12,175,129
Information Technology	23,341,674	-	-	23,341,674
Materials	6,226,192	-	-	6,226,192
Telecommunication Services	857,070	-	-	857,070
Utilities	1,322,933	-	-	1,322,933
Total Common Stock	$115,903,586	$-	$-	$115,903,586

Short-Term Investments
Money Market Funds	3,011,238	-	-	3,011,238
Total Short-Term Investments	$3,011,238	$-	$-	$3,011,238

Total Investments in Securities	$118,914,824	$-	$-	$118,914,824

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2012, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

B-20

PRO FORMA COMBINED

STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2012 (Unaudited)

Hennessy Cornerstone Large Growth Fund

FBR Large Cap Fund

Hennessy Cornerstone Large Growth Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE LARGE
	HENNESSY	FBR			GROWTH FUND
	CORNERSTONE LARGE	LARGE CAP	PRO FORMA		PRO FORMA
	GROWTH FUND	FUND	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $74,156,295 and $33,341,164, respectively)	$79,984,465	$38,930,359	$-		$118,914,824
Dividends and interest receivable	94,533	32,160	-		126,693
Receivable for fund shares sold	18,664	12,769	-		31,433
Prepaid expenses and other assets	20,086	13,676	-		33,762
Total Assets	80,117,748	38,988,964	-		119,106,712

LIABILITIES:
Payable for securities purchased	17,766	-	-		17,766
Payable for fund shares redeemed	-	70,736	-		70,736
Payable to Advisor	48,308	15,111	-		63,419
Payable to Administrator	50,778	1,278	-		52,056
Payable to Distributor	-	2,379	-		2,379
Accrued service fees	6,515	-	-		6,515
Accrued expenses and other payables	23,377	44,551	-		67,928
Total Liabilities	146,744	134,055	-		280,799

NET ASSETS	$79,971,004	$38,854,909	$-		$118,825,913

NET ASSETS CONSIST OF:
Capital stock	$73,424,186	$42,586,161	$-		$116,010,347
Accumulated net investment income (loss)	617,232	117,897	-		735,129
Accumulated net realized gain (loss) on investments	101,416	(9,438,344)	-		(9,336,928)
Unrealized net appreciation (depreciation) on investments	5,828,170	5,589,195	-		11,417,365
Total Net Assets	$79,971,004	$38,854,909	$-		$118,825,913

NET ASSETS

Original Class:
Shares authorized ($.0001)	Unlimited	N/A			Unlimited
Net assets applicable to outstanding Original Class shares	$79,811,597		$-		$79,811,597
Shares issued and outstanding	7,308,607		-		7,308,607
Net asset value, offering price and redemption price per share	$10.92		$-		$10.92

Investor Class:
Shares authorized (no par value)	N/A	Unlimited	-		-
Net assets applicable to outstanding Investor Class shares		$11,331,795	$(11,331,795)		$-
Shares issued and outstanding		915,484	(915,484)		-
Net asset value, offering price and redemption price per share		$12.38	$-		$-

Institutional Class:
Shares authorized ($.0001 and no par value, respectively)	Unlimited	Unlimited			Unlimited
Net assets applicable to outstanding Institutional Class shares	$159,407	$27,523,114	$11,331,795		$39,014,316
Shares issued and outstanding	14,506	2,582,577	953,211	(A)	3,550,294
Net asset value, offering price and redemption price per share	$10.99	$10.66	$-		$10.99

(A) Investor Class shares of the FBR Large Cap Fund will be converted to Institutional Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in reorganization.

The accompanying notes are an integral part of these financial statements.

B-21

PRO FORMA COMBINED

STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2012 (Unaudited)

Hennessy Cornerstone Large Growth Fund

FBR Large Cap Fund

Hennessy Cornerstone Large Growth Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE LARGE
	HENNESSY	FBR			GROWTH FUND
	CORNERSTONE LARGE	LARGE CAP	PRO FORMA		PRO FORMA
	GROWTH FUND	FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$1,886,903	$743,818	$-		$2,630,721
Interest income	240	32	-		272
Total investment income	1,887,143	743,850	-		2,630,993

EXPENSES:
Investment advisory fees (See Note 4)	590,809	369,231	(67,136	)(A)	892,904
Administration, fund accounting, custody and transfer agent fees	203,589	72,866	31,235	(A)	307,690
Service fees - Original Class (See Note 4)	79,714	-	-		79,714
Distribution fees - Investor Class (See Note 4)	-	34,212	(34,212	)(B)	-
Federal and state registration fees	34,682	29,926	(29,608	)(C)	35,000
Professional fees	22,560	50,907	(47,967	)(C)	25,500
Compliance expense	10,118	9,980	(8,098	)(C)	12,000
Reports to shareholders	15,043	6,050	(3,093	)(C)	18,000
Directors'/Trustees' fees and expenses	12,779	15,569	(18,348	)(C)	10,000
Sub-transfer agent expenses - Original/Investor Class	26,381	16,538	(16,538	)(D)	26,381
Sub-transfer agent expenses - Institutional Class	10	3,599	1,800	(D)	5,409
Other	10,259	16,481	(16,740	)(C)	10,000
Total expenses before expense reimbursement/waiver	1,005,944	625,359	(208,705)		1,422,598
Expense reimbursement and/or fee waivers (See Note 4)	(190)	(182,032)	133,052	(E)	(49,170)
Expense recoupment - Original Class	17,142	-	-		17,142
Net expenses	1,022,896	443,327	(75,653)		1,390,570
NET INVESTMENT INCOME (LOSS)	$864,247	$300,523	$75,653		$1,240,423

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on investments	$15,050,750	$(206,084)	$-		$14,844,666
Change in unrealized appreciation (depreciation) on investments	(15,300,462)	(1,026,440)	-		(16,326,902)
Net gain (loss) on investments	(249,712)	(1,232,524)	-		(1,482,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$614,535	$(932,001)	$75,653		$(241,813)

(1) Net of foreign taxes withheld of $0 and $6,055 respectively.

(A) Based on the contract in effect for the surviving fund.

(B) The surviving fund will have no Distribution (12b-1) fees.

(C) The adjustments to federal and state registration fees, professional fees, compliance expense, reports to shareholders and Directors'/Trustees' fees and expenses and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(D) The adjustments to the Sub-transfer Agent expenses are due to the conversion of the FBR Small Cap, Investor shares into Insititional Class shares of the surviving fund.

(E) True-up to reflect combined Fund expenses, average net assets and expense limitation.

The accompanying notes are an integral part of these financial statements.

B-22

Notes to Pro Forma Combined Financial Statements of

Hennessy Cornerstone Large Growth Fund and FBR Large Cap Fund

April 30, 2012 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Large Growth Fund (the “Acquiring Fund”), is a diversified series of Hennessy Funds Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The FBR Large Cap Fund (the “Target Fund”), is a non-diversified series of FBR Funds, which is registered as an open-end management investment company under the 1940 Act.

Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2012. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2012. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi annual report dated April 30, 2012.

The reorganization involves the transfer of all of the assets and stated liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Agreement and Plan of Reorganization. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Target Fund and the Acquiring Fund (collectively, the “Funds”), in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –  Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in  which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

B-23

Level 3 –  Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

 Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

 Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Funds’ securities as of April 30, 2012, are included with the Funds’ Schedule of Investments.

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

B-24

c) Other

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc., (the “Advisor”) will serve as the Acquiring Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization.  U.S. Bank, N.A. will serve as the custodian to the Acquiring Fund after the reorganization.

4. Share Classes and Fees

The Target Fund offers Investor and Institutional Class shares. The Acquiring Fund offers Original and Institutional Class shares. Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any. Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory fee and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2012.

The Pro Forma net asset values per share assume shareholders of the Investor Class shares and the Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2012, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Target Fund by the net asset value per share of the Institutional Class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Acquiring Fund pays Hennessy Advisors, Inc., (“Hennessy”) a monthly fee at the annual rate of 0.74% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization. Pursuant to an expense cap agreement, Hennessy has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Fund’s net assets for the Institutional Class shares.

B-25

Currently, the Target Fund pays FBR Fund Advisers, Inc., (“FBR”) a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.  FBR has contractually agreed to limit each class of shares total operating expenses at 1.25% and 1.00% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expense, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses) of the Investor and Institutional Class shares, respectively.

FBR Funds, on behalf of the Investor Class shares of the Target Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Target Fund pays FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Acquiring Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act.

The Acquiring Fund is subject to a shareholder servicing fee of up to 0.10% of the Fund’s average daily net assets attributable to Original Class shares which is payable to Hennessy, as described in the Acquiring Fund’s prospectus. This agreement will continue in effect following the reorganization. The Target Fund has not adopted a shareholder servicing plan.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at April 30, 2012, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2012:

	Hennessy Cornerstone Large Growth Fund	FBR Large Cap Fund	Pro Forma Adjustments	Hennessy Cornerstone Large Growth Fund Pro Forma Combined
Original Class
Shares Outstanding	7,308,607	N/A	-	7,308,607
Investor Class
Shares Outstanding	N/A	915,484	(915,484)	-
Institutional Class
Shares Outstanding	14,506	2,582,577	953,211	3,550,294

6. Merger Costs

All costs associated with the reorganization will be paid by Hennessy Advisors, Inc., and FBR Fund Advisers, Inc.

B-26

_________________

HENNESSY FUNDS TRUST

Part C. Other Information

August 1, 2012

Item 15.         Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Trust Instrument of Hennessy Funds Trust (the “Registrant”), dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2. Indemnification

(a)          Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

C-1

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)         by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)          Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

C-2

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

1.	(a) Certificate of Trust.(1)

(b)	Certificate of Amendment to the Certificate of Trust.(3)

(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(3)

2.	Bylaws, as amended and restated as of June 3, 2008.(1)

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.

5.	None.

6. (a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.(4)

(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.(4)

(c)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.(4)

(d)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Focus Fund, Hennessy Select Large Cap Financial Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Gas Utility Index Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund.(5)

(e)	Form of Sub-Advisory Agreement for Hennessy Select Focus Fund between Registrant and [Investment Adviser].(5)

(f)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and London Company.(5)

(g)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and Financial Counselors, Inc.(5)

C-3

(h)	Form of Sub-Advisory Agreement for Hennessy Select Core Bond Fund between Registrant and Financial Counselors, Inc.(5)

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2)

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association.(2)

10.	(a) Form of Amended and Restated Rule 18f-3 Multi-Class Plan.(5)

(b)	Form of Rule 12b-1 Distribution Plan.(5)

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

12.	Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13. (a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(d)	Servicing Agreement with Hennessy Advisors, Inc.(2)

(e)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc.(5)

14. (a)	Consent of Independent Registered Public Accounting Firm (filed herewith).

(b)	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney.(2)

17.	Form of Proxy Card (filed herewith).

(1)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.

(2)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

(3)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement. Post-Effective Amendment No. 24 was filed on December 15, 2008 and its accession number is 0000897069-08-001905.

C-4

(4)	Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement. Post-Effective Amendment No. 26 was filed on November 23, 2009 and its accession number is 0000898531-09-000435.

(5)	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement. Post-Effective Amendment No. 32 was filed on July 27, 2012 and its accession number is 0000898531-12-000311.

ITEM 17.         UNDERTAKINGS.

(1)         The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)         The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transactions.

C-5

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 27th day of July, 2012.

HENNESSY FUNDS TRUST
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy
Neil J. Hennessy	President (Principal Executive Officer) and a Trustee	July 27, 2012

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen
Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	July 27, 2012

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of July 27, 2012

Signature Page

Exhibit index

Exhibit No.	Exhibit
1. (a)	Certificate of Trust. *
(b)	Certificate of Amendment to the Certificate of Trust.*
(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008). *
2.	Bylaws, as amended and restated as of June 3, 2008. *
3.	None.
4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.
5.	None.
6. (a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.*
(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.*
(c)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.*
(d)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Focus Fund, Hennessy Select Large Cap Financial Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Gas Utility Index Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund.*
(e)	Form of Sub-Advisory Agreement for Hennessy Select Focus Fund between Registrant and [Investment Adviser].*
(f)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and London Company.*
(g)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and Financial Counselors, Inc.*
(h)	Form of Sub-Advisory Agreement for Hennessy Select Core Bond Fund between Registrant and Financial Counselors, Inc.*
7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC. *
8.	None.
9.	Custody Agreement between Registrant and U.S. Bank, National Association.*
10. (a)	Form of Amended and Restated Rule 18f-3 Multi-Class Plan.*
(b)	Form of Rule 12b-1 Distribution Plan.*
11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).
12.	Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).
13. (a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

Exhibit Index

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*
(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*
(d)	Servicing Agreement with Hennessy Advisors, Inc.*
(e)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc.*
14. (a)	Consent of Independent Registered Public Accounting Firm (filed herewith).
(b)	Consent of Independent Registered Public Accounting Firm (filed herewith).
15.	None.
16.	Power of Attorney. *
17.	Form of Proxy Card (filed herewith).

* Incorporated by reference.

Exhibit Index